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FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-08481
Nations Separate Account Trust
(Exact name of registrant as specified in charter)
One Bank of America Plaza, NC1-002-12-01, Charlotte NC		28255
(Address of principal executive offices)		(Zip code)
Corporation Trust Company Corporation Trust Center 1209 Orange Street Wilmington, DE 19801
(Name and address of agent for service)

Registrant's telephone number, including area code:		704-388-9174

Date of fiscal year end:	12/31/05

Date of reporting period:	3/31/05

Item 1. Schedule of Investments.

INVESTMENT PORTFOLIO

Nations Separate Account Trust - Marsico International
March 31, 2005 (Unaudited)	Opportunities Portfolio

		Shares	Value ($)*
Common Stocks – 96.0%
CONSUMER DISCRETIONARY – 22.7%
Automobiles – 1.5%
	Regis National Usines Renault	19,729	1,766,651
	Automobiles Total		1,766,651
Hotels, Restaurants & Leisure – 11.3%
	Enterprise Inns PLC	303,988	4,428,741
	InterContinental Hotels Group PLC	280,380	3,271,549
	Kerzner International Ltd. (a)	24,624	1,507,728
	Shangri-La Asia Ltd. (b)	1,748,878	2,556,265
	Wynn Resorts Ltd. (a)	27,848	1,886,424
	Hotels, Restaurants & Leisure Total		13,650,707
Household Durables – 2.4%
	Sony Corp.	13,100	522,971
	Thomson	87,628	2,368,823
	Household Durables Total		2,891,794
Media – 4.5%
	EMI Group PLC	274,492	1,225,381
	Grupo Televisa SA, ADR	39,619	2,329,597
	JC Decaux SA (a)	68,222	1,867,279
	Media Total		5,422,257
Specialty Retail – 3.0%
	Natura Cosmeticos SA	28,584	780,590
	Yamada Denki Co., Ltd.	53,600	2,816,305
	Specialty Retail Total		3,596,895
	CONSUMER DISCRETIONARY TOTAL		27,328,304
CONSUMER STAPLES – 2.2%
Household Products – 1.2%
	Reckitt Benckiser PLC	45,918	1,459,414
	Household Products Total		1,459,414
Personal Products – 1.0%
	Shoppers Drug Mart Corp.	36,290	1,210,616
	Personal Products Total		1,210,616
	CONSUMER STAPLES TOTAL		2,670,030
ENERGY – 11.1%
Energy Equipment & Services – 1.1%
	British Energy Group PLC (a)	249,855	1,312,509
	Energy Equipment & Services Total		1,312,509
Oil & Gas – 10.0%
	BP PLC	115,994	1,202,214
	CNOOC Ltd., ADR	26,566	1,453,426

See Accompanying Notes to Financial Statements.

1

		Shares	Value ($)
Common Stocks – (continued)
ENERGY – (continued)
Oil & Gas – (continued)
	Petroleo Brasileiro SA, ADR	34,232	1,512,370
	Sasol Ltd.	96,358	2,248,650
	Talisman Energy, Inc.	74,652	2,553,909
	Total SA	12,799	3,002,476
	Oil & Gas Total		11,973,045
	ENERGY TOTAL		13,285,554
FINANCIALS – 30.5%
Capital Markets – 4.9%
	UBS AG	69,329	5,874,846
	Capital Markets Total		5,874,846
Commercial Banks – 11.3%
	Anglo Irish Bank Corp. PLC	103,587	2,600,990
	Banca Intesa S.p.A.	260,500	1,327,151
	Bayerische Vereinsbank AG (a)	52,682	1,290,625
	Erste Bank der oesterreichischen Sparkassen AG	52,501	2,753,198
	ForeningsSparbanken AB	76,141	1,805,365
	ICICI Bank Ltd., ADR	68,089	1,410,804
	Mitsubishi Tokyo Financial Group, Inc.	269	2,338,912
	Commercial Banks Total		13,527,045
Diversified Financial Services – 3.9%
	Macquarie Bank Ltd.	16,228	602,929
	Promise Co., Ltd.	42,900	2,939,949
	Takefuji Corp.	17,560	1,185,333
	Diversified Financial Services Total		4,728,211
Insurance – 5.5%
	Millea Holdings, Inc.	94	1,370,980
	Riunione Adriatica di Sicurta S.p.A.	103,516	2,441,802
	Swiss Life Holding (a)	18,405	2,776,423
	Insurance Total		6,589,205
Real Estate – 4.9%
	Capitaland Ltd. (b)	1,742,000	2,482,083
	Hang Lung Properties Ltd.	813,533	1,178,678

See Accompanying Notes to Financial Statements.

2

		Shares	Value ($)
Common Stocks – (continued)
FINANCIALS – (continued)
Real Estate – (continued)
	Sumitomo Realty & Development Co., Ltd.	188,000	2,274,421
	Real Estate Total		5,935,182
	FINANCIALS TOTAL		36,654,489
HEALTH CARE – 6.0%
Pharmaceuticals – 6.0%
	Astellas Pharma, Inc.	69,000	2,341,717
	Sanofi-Aventis	42,420	3,586,281
	Schering AG	18,385	1,225,765
	Pharmaceuticals Total		7,153,763
	HEALTH CARE TOTAL		7,153,763
INDUSTRIALS – 7.3%
Construction & Engineering – 3.5%
	Vinci SA	28,853	4,169,866
	Construction & Engineering Total		4,169,866
Electrical Equipment – 1.2%
	Fanuc Ltd.	23,533	1,476,313
	Electrical Equipment Total		1,476,313
Road & Rail – 2.6%
	Canadian National Railway Co.	49,015	3,103,140
	Road & Rail Total		3,103,140
	INDUSTRIALS TOTAL		8,749,319
INFORMATION TECHNOLOGY – 8.5%
Communications Equipment – 1.0%
	Telefonaktiebolaget LM Ericsson, ADR (b)	43,232	1,219,142
	Communications Equipment Total		1,219,142
Computers & Peripherals – 1.5%
	Research In Motion Ltd. (a)	23,286	1,779,516
	Computers & Peripherals Total		1,779,516
Electronic Equipment & Instruments – 1.5%
	Keyence Corp.	7,800	1,811,444
	Electronic Equipment & Instruments Total		1,811,444
Internet Software & Services – 1.0%
	Trend Micro, Inc.	27,500	1,185,256
	Internet Software & Services Total		1,185,256
Office Electronics – 1.0%
	Canon, Inc.	23,000	1,236,444
	Office Electronics Total		1,236,444

See Accompanying Notes to Financial Statements.

3

		Shares	Value ($)
Common Stocks – (continued)
INFORMATION TECHNOLOGY – (continued)
Semiconductors & Semiconductor Equipment – 2.5%
	ARM Holdings PLC	920,676	1,831,042
	Samsung Electronics Co., Ltd.	2,410	1,191,354
	Semiconductors & Semiconductor Equipment Total		3,022,396
	INFORMATION TECHNOLOGY TOTAL		10,254,198
MATERIALS – 4.3%
Chemicals – 3.3%
	Lonza Group AG, Registered Shares	29,243	1,795,946
	Reliance Industries Ltd., GDR (c)	85,506	2,180,403
	Chemicals Total		3,976,349
Metals & Mining – 1.0%
	BHP Billiton PLC	89,508	1,202,544
	Metals & Mining Total		1,202,544
	MATERIALS TOTAL		5,178,893
TELECOMMUNICATION SERVICES – 3.4%
Diversified Telecommunication Services – 1.6%
	Cesky Telecom AS, GDR, Registered Shares (b)	40,475	761,068
	NTL, Inc. (a)	18,544	1,180,696
	Diversified Telecommunication Services Total		1,941,764
Wireless Telecommunication Services – 1.8%
	America Movil SA de CV, ADR	42,185	2,176,746
	Wireless Telecommunication Services Total		2,176,746
	TELECOMMUNICATION SERVICES TOTAL		4,118,510
	Total Common Stocks (cost of $103,667,993)		115,393,060
Preferred Stocks – 1.7%
HEALTH CARE – 1.7%
Health Care Equipment & Supplies – 1.7%
	Fresenius AG	17,844	2,075,126
	Health Care Equipment & Supplies Total		2,075,126
	HEALTH CARE TOTAL		2,075,126
	Total Preferred Stocks (cost of $1,873,947)		2,075,126
Investment Management Company – 3.1%
	Nations Cash Reserves, Capital Class Shares (d)	3,696,000	3,696,000
	Total Investment Management Company (cost of $3,696,000)		3,696,000

See Accompanying Notes to Financial Statements.

4

		Par($)	Value ($)*
Short-Term Obligations – 4.2% (e)
	Repurchase agreement with ABN AMRO, Inc. dated 03/31/05, due 04/01/05 at 2.830%, collateralized by U.S. Government Agency securities with various maturities to 05/15/29, market value of $1,382,019 (repurchase proceeds $1,369,108)	1,369,000	1,369,000
	Repurchase agreement with Wachovia Capital Markets dated 03/31/05, due 04/01/05 at 2.840%, collateralized by U.S. Government Agency securities with various maturities to 09/15/09, market value of $1,664,587 (repurchase proceeds $1,643,130)	1,643,000	1,643,000
	Repurchase agreement with Wachovia Capital Markets dated 03/31/05, due 04/01/05 at 2.920%, collateralized by U.S. Government Agency securities with various maturities to 03/31/35, market value of $2,173,754 (repurchase proceeds $2,140,174)	2,140,000	2,140,000

	Total Short-Term Obligations (cost of $5,152,000)		5,152,000

	Total Investments – 105.0% (cost of $114,389,940)(f)(g)		126,316,186

	Other Assets & Liabilities, Net – (0.5)%		(6,053,019)

	Net Assets – 100.0%		120,263,167

Notes to Investment Portfolio:
*

Securities, including futures contracts, traded on a recognized exchange are generally valued at the last sale price on the exchange or market on which such securities are primarily traded. Securities traded on Nasdaq are generally valued at the Nasdaq official closing price. Securities traded only over-the-counter are generally valued at the mean of the latest bid and asked prices. Securities which are primarily traded on foreign securities exchanges are generally valued at the last available sale price on their respective exchanges where primarily traded. Debt securities will generally be valued using prices provided by a pricing service which may employ various indications of value including but not limited to broker-dealer quotations. Certain debt security prices provided by the pricing service may be based on a matrix pricing system, which considers such factors as security prices, yields and maturities on comparable securities. Restricted securities, securities for which market quotations are not readily available, and certain other assets may be fair valued under procedures adopted by the Board of Trustees. Short-term investments that mature in 60 days or less are valued at amortized cost, which approximates current market value. Investments in other Nations Funds are valued at their net asset value as determined by the applicable Nations Funds’ prospectus.

Trading in securities on most foreign exchanges and over the counter markets is normally completed before the close of the domestic stock market and may also take place on days when the domestic market is closed. If events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Fund’s net assets are calculated, such securities may be valued at fair value in accordance with procedures adopted by the Board of Trustees. Nations Funds has retained an independent fair value pricing service to assist in the fair valuation process for Funds that primarily invest in foreign securities.

(a)	Non-income producing security.

(b)	All or a portion of this security was on loan at March 31, 2005. The aggregate cost and market value of securities on loan at March 31, 2005 is $4,188,492 and $4,977,639, respectively.

(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2005, the value of this security represents 1.8% of net assets.

See Accompanying Notes to Financial Statements.

5

(d)		Money market mutual fund registered under the Investment Company Act of 1940, as amended, and advised by Banc of America Capital Management, LLC.

(e)		This amount represents cash collateral received from securities lending activity.

(f)		Cost for federal income tax purposes is $114,389,940.

(g)		Unrealized appreciation and depreciation at March 31, 2005, based on cost of investments for federal income tax purposes, was:

Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation
$13,941,691	$(2,015,445)	$11,926,246

Acronym		Name

ADR		American Depositary Receipt
GDR		Global Depositary Receipt

See Accompanying Notes to Financial Statements.

6

INVESTMENT PORTFOLIO

Nations Separate Account Trust - International Value
March 31, 2005 (Unaudited)	Portfolio

		Shares	Value ($)*

Common Stocks – 98.7%
CONSUMER DISCRETIONARY – 9.7%
Automobiles – 4.5%
	DaimlerChrysler AG	7,400	330,928
	Regis National Usines Renault	2,715	243,117
	Volkswagen AG	55,100	525,908
	Automobiles Total		1,099,953
Household Durables – 1.0%
	Matsushita Electric Industrial Co., Ltd., ADR	15,700	231,104
	Household Durables Total		231,104
Leisure Equipment & Products – 1.1%
	Fuji Photo Film Co., Ltd., ADR	7,400	270,692
	Leisure Equipment & Products Total		270,692
Media – 1.2%
	Wolters Kluwer NV, ADR	16,465	301,507
	Media Total		301,507
Multiline Retail – 1.9%
	Marks & Spencer Group PLC, ADR	12,064	473,250
	Multiline Retail Total		473,250
	CONSUMER DISCRETIONARY TOTAL		2,376,506
CONSUMER STAPLES – 18.6%
Food & Staples Retailing – 7.9%
	Carrefour SA	7,800	415,020
	J. Sainsbury PLC, ADR	19,112	417,842
	Koninklijke Ahold NV, ADR (a)	72,800	605,696
	Wm. Morrison Supermarkets, PLC	133,100	492,951
	Food & Staples Retailing Total		1,931,509
Food Products – 9.0%
	Nestle SA, ADR	15,700	1,077,654
	Unilever NV, NY Registered Shares	11,000	752,620
	Unilever PLC, ADR	9,000	360,000
	Food Products Total		2,190,274

See Accompanying Notes to Financials Statements.

1

		Shares	Value ($)
Common Stocks – (continued)
CONSUMER STAPLES – (continued)
Tobacco – 1.7%
	Japan Tobacco, Inc.	37	411,649
	Tobacco Total		411,649
	CONSUMER STAPLES TOTAL		4,533,432
ENERGY – 1.9%
Oil & Gas – 1.9%
	Lukoil, ADR	3,500	473,900
	Oil & Gas Total		473,900
	ENERGY TOTAL		473,900
FINANCIALS – 25.6%
Commercial Banks – 14.2%
	ABN AMRO Holding NV	18,002	446,630
	Banca Intesa S.p.A.	83,640	426,115
	Banco Bilboa Vizcaya Argentaria SA, ADR	30,570	497,374
	Bayerische Vereinsbank AG	17,630	431,905
	DBS Group Holdings Ltd., ADR	10,410	376,181
	Mitsubishi Tokyo Financial Group, Inc., ADR	51,380	444,437
	Overseas-Chinese Banking Corp., Ltd.	46,000	384,890
	Sumitomo Mitsui Financial Group, Inc.	68,200	462,914
	Commercial Banks Total		3,470,446
Diversified Financial Services – 1.1%
	ING Groep NV, ADR	9,135	276,151
	Diversified Financial Services Total		276,151
Insurance – 9.9%
	Aegon NV, American Registered Shares	15,500	208,630
	Millea Holdings, Inc., ADR	7,400	536,500
	Mitsui Sumitomo Insurance Co., Ltd.	54,000	496,279
	Muenchener Rueckversicherungs-Gesellschaft AG	3,200	385,528
	Royal & Sun Alliance Insurance Group (b)	90,600	134,390
	Royal & Sun Alliance Insurance Group	90,600	134,390
	Zurich Financial Services AG, ADR	29,800	524,793
	Insurance Total		2,420,510

See Accompanying Notes to Financials Statements.

2

		Shares	Value ($)
Common Stocks – (continued)
FINANCIALS – (continued)
Thrifts & Mortgage Finance – 0.4%
	Hypo Real Estate Holdings, ADR (a)	2,112	87,451
	Thrifts & Mortgage Finance Total		87,451
	FINANCIALS TOTAL		6,254,558
HEALTH CARE – 6.3%
Pharmaceuticals – 6.3%
	Daiichi Pharmaceutical Co., Ltd.	10,200	239,360
	GlaxoSmithKline PLC, ADR	14,290	656,197
	Ono Pharmaceutical Co., Ltd.	5,000	261,313
	Sankyo Co., Ltd.	18,000	380,329
	Pharmaceuticals Total		1,537,199
	HEALTH CARE TOTAL		1,537,199
INDUSTRIALS – 7.5%
Aerospace & Defense – 2.5%
	BAE Systems PLC, ADR	25,120	492,706
	Bombardier, Inc., Class B	55,200	123,189
	Aerospace & Defense Total		615,895
Electrical Equipment – 0.9%
	Nexans SA	5,500	228,024
	Electrical Equipment Total		228,024
Electronic Equipment & Instruments – 2.5%
	Hitachi Ltd., ADR	9,610	597,069
	Electronic Equipment & Instruments Total		597,069
Machinery – 1.6%
	Invensys PLC (a)	45,050	26,390
	Mitsubishi Heavy Industries Ltd.	134,000	357,050
	Machinery Total		383,440
	INDUSTRIALS TOTAL		1,824,428
INFORMATION TECHNOLOGY – 2.2%
Communications Equipment – 1.5%
	Alcatel SA, ADR	29,510	356,186
	Communications Equipment Total		356,186

See Accompanying Notes to Financials Statements.

3

		Shares	Value ($)
Common Stocks – (continued)
INFORMATION TECHNOLOGY – (continued)
Semiconductors & Semiconductor Equipment – 0.7%
	Rohm Co., Ltd.	1,800	174,177
	Semiconductors & Semiconductor Equipment Total		174,177
	INFORMATION TECHNOLOGY TOTAL		530,363
MATERIALS – 1.6%
Chemicals – 1.2%
	Akzo Nobel NV, ADR	6,120	281,398
	Chemicals Total		281,398
Metals & Mining – 0.4%
	Corus Group PLC, ADR (a)	9,930	101,683
	Metals & Mining Total		101,683
	MATERIALS TOTAL		383,081
TELECOMMUNICATION SERVICES – 21.2%
Diversified Telecommunication Services – 21.2%
	BT Group PLC, ADR	8,812	343,139
	Compania Anonima Nacional Telefonos de Venezuela, ADR	11,443	216,502
	Deutsche Telekom AG, ADR	42,890	856,084
	KT Corp.	1,190	46,170
	KT Corp., ADR	14,250	303,668
	Nippon Telegraph & Telephone, ADR	14,700	321,195
	Portugal Telecom SGPS SA, ADR	41,292	486,833
	Swisscom AG, ADR	9,330	343,157
	Tele Norte Leste Participacoes SA, ADR	21,100	326,417
	Telecom Italia S.p.A., ADR	9,754	368,116
	Telecom Corp. of New Zealand, ADR	9,760	338,379
	Brasil Telecom Participacoes SA, ADR	2,080	60,216
	Telefonica SA, ADR	15,592	810,316
	Telefonos de Mexico SA de CV, ADR	10,090	348,408
	Diversified Telecommunication Services Total		5,168,600

See Accompanying Notes to Financials Statements.

4

		Shares	Value ($)
Common Stocks – (continued)
TELECOMMUNICATION SERVICES – (continued)
Wireless Telecommunication Services – 0.0%
	Tele Centro Oeste Celular Participacoes SA, ADR	309	3,062
	Tele Leste Celular Participacoes SA, ADR (a)	24	205
	Telesp Celular Participacoes SA, ADR (a)	291	1,740
	Tim Participacoes SA, ADR	192	2,882
	Wireless Telecommunication Services Total		7,889
	TELECOMMUNICATION SERVICES TOTAL		5,176,489
UTILITIES – 4.1%
Electric Utilities – 4.1%
	Centrais Electricas Brasileiras SA, ADR	53,700	359,548
	E. on AG	5,970	171,638
	Korea Electric Power Corp.	4,330	111,288
	Korea Electric Power Corp., ADR	26,910	361,670
	Electric Utilities Total		1,004,144
	UTILITIES TOTAL		1,004,144
	Total Common Stocks (cost of $19,840,451)		24,094,100
Investment Management Company – 1.4%
	Nations Cash Reserves, Capital Class Shares (a)(c)	353,000	353,000
	Total Investment Management Company (cost of $353,000)		353,000
Rights – 0.0%
TELECOMMUNICATION SERVICES – 0.0%
Diversified Telecommunication Services – 0.0%
	Embratel Participacoes SA (a)	527	—	(d)
	Diversified Telecommunication Services Total		—	(d)
	TELECOMMUNICATION SERVICES TOTAL		—	(d)

	Total Rights (cost of $—)		—	(d)

	Total Investments – 100.1% (cost of $20,193,451)(e)(f)		24,447,100

	Other Assets & Liabilities, Net – (0.1)%		(23,417)

	Net Assets – 100.0%		24,423,683

See Accompanying Notes to Financials Statements.

5

Notes to Investment Portfolio:

*                                         Securities, including futures contracts, traded on a recognized exchange are generally valued at the last sale price on the exchange or market on which such securities are primarily traded. Securities traded on Nasdaq are generally valued at the Nasdaq official closing price. Securities traded only over-the-counter are generally valued at the mean of the latest bid and asked prices. Securities which are primarily traded on foreign securities exchanges are generally valued at the last available sale price on their respective exchanges where primarily traded. Debt securities will generally be valued using prices provided by a pricing service which may employ various indications of value including but no limited to broker-dealer quotations. Certain debt security prices provided by the pricing service may be based on a matrix pricing system, which considers such factors as security prices, yields and maturities on comparable securities. Restricted securities, securities for which market quotations are not readily available, and certain other assets may be fair valued under procedures adopted by the Board of Trustees. Short-term investments that mature in 60 days or less are valued at amortized cost, which approximates current market value. Investments in other Nations Funds are valued at their net asset value as determined by the applicable Nations Funds’ prospectus.

Trading in securities on most foreign exchanges and over the counter markets is normally completed before the close of the domestic stock market and may also take place on days when the domestic market is closed. If events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Fund’s net assets are calculated, such securities may be valued at fair value in accordance with procedures adopted by the Board of Trustees. Nations Funds has retained an independent fair value pricing service to assist in the fair valuation process for Funds that primarily invest in international securities.

(a)                                  Non-income producing security.

(b)                                 Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2005, the value of this security represents 0.6% of net assets.

(c)                                  Money market mutual fund registered under the Investment Company Act of 1940, as amended, and advised by Banc of America Capital Management, LLC.

(d)                                 Security has no value.

(e)                                  Cost for federal income tax purposes is $20,193,451.

(f)                                    Unrealized appreciation and depreciation at March 31, 2005, based on cost of investments for federal income tax purposes, was:

Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation
$5,099,184	$(845,535)	$4,253,649

Acronym	Name

ADR	American Depositary Receipt

See Accompanying Notes to Financials Statements.

6

INVESTMENT PORTFOLIO
Nations Separate Account Trust - Marsico Focused
March 31, 2005 (Unaudited)	Equities Portfolio

		Shares	Value ($)*

Common Stocks – 97.2%
CONSUMER DISCRETIONARY – 21.2%
Hotels, Restaurants & Leisure – 11.9%
	Carnival Corp.	87,495	4,533,116
	Four Seasons Hotels, Inc.	47,167	3,334,707
	MGM Mirage (a)	50,746	3,593,832
	Starbucks Corp. (a)	89,997	4,649,245
	Wynn Resorts Ltd. (a)	92,391	6,258,566
	Hotels, Restaurants & Leisure Total		22,369,466
Household Durables – 1.9%
	Lennar Corp., Class A	61,599	3,491,431
	Household Durables Total		3,491,431
Specialty Retail – 5.4%
	Lowe’s Companies, Inc.	179,472	10,246,056
	Specialty Retail Total		10,246,056
Textiles, Apparel & Luxury Goods – 2.0%
	NIKE, Inc., Class B	44,721	3,725,707
	Textiles, Apparel & Luxury Goods Total		3,725,707
	CONSUMER DISCRETIONARY TOTAL		39,832,660
CONSUMER STAPLES – 5.5%
Household Products – 5.5%
	Procter & Gamble Co.	196,692	10,424,676
	Household Products Total		10,424,676
	CONSUMER STAPLES TOTAL		10,424,676
ENERGY – 2.3%
Oil & Gas – 2.3%
	Exxon Mobil Corp.	73,073	4,355,151
	Oil & Gas Total		4,355,151
	ENERGY TOTAL		4,355,151
FINANCIALS – 17.9%
Capital Markets – 7.8%
	Goldman Sachs Group, Inc.	87,508	9,625,005
	UBS AG, Registered Shares (b)	59,752	5,043,069
	Capital Markets Total		14,668,074
Consumer Finance – 5.1%
	SLM Corp.	194,777	9,707,686
	Consumer Finance Total		9,707,686

See Accompanying Notes to Financials Statements.

1

		Shares	Value ($)
Common Stocks – (continued)
FINANCIALS – (continued)
Diversified Financial Services – 1.9%
	Chicago Mercantile Exchange	18,208	3,532,898
	Diversified Financial Services Total		3,532,898
Thrifts & Mortgage Finance – 3.1%
	Countrywide Financial Corp.	177,401	5,758,436
	Thrifts & Mortgage Finance Total		5,758,436
	FINANCIALS TOTAL		33,667,094
HEALTH CARE – 23.5%
Biotechnology – 6.0%
	Genentech, Inc. (a)	200,845	11,369,835
	Biotechnology Total		11,369,835
Health Care Equipment & Supplies – 5.1%
	Zimmer Holdings, Inc. (a)	123,034	9,573,276
	Health Care Equipment & Supplies Total		9,573,276
Health Care Providers & Services – 10.4%
	UnitedHealth Group, Inc.	205,725	19,622,050
	Health Care Providers & Services Total		19,622,050
Pharmaceuticals – 2.0%
	Johnson & Johnson	55,224	3,708,844
	Pharmaceuticals Total		3,708,844
	HEALTH CARE TOTAL		44,274,005
INDUSTRIALS – 13.7%
Air Freight & Logistics – 4.7%
	FedEx Corp.	93,478	8,782,258
	Air Freight & Logistics Total		8,782,258
Industrial Conglomerates – 6.4%
	General Electric Co.	332,307	11,982,990
	Industrial Conglomerates Total		11,982,990
Machinery – 2.6%
	Caterpillar, Inc.	54,158	4,952,208
	Machinery Total		4,952,208
	INDUSTRIALS TOTAL		25,717,456

See Accompanying Notes to Financials Statements.

2

		Shares	Value ($)
Common Stocks – (continued)
INFORMATION TECHNOLOGY – 9.9%
Communications Equipment – 4.6%
	QUALCOMM, Inc.	237,497	8,704,265
	Communications Equipment Total		8,704,265
Computers & Peripherals – 3.6%
	Dell, Inc. (a)	176,864	6,795,115
	Computers & Peripherals Total		6,795,115
Software – 1.7%
	Electronic Arts, Inc. (a)	61,551	3,187,111
	Software Total		3,187,111
	INFORMATION TECHNOLOGY TOTAL		18,686,491
UTILITIES – 3.2%
Electric Utilities – 3.2%
	TXU Corp.	74,625	5,942,389
	Electric Utilities Total		5,942,389
	UTILITIES TOTAL		5,942,389

	Total Common Stocks (cost of $139,191,679)		182,899,922
Investment Management Company – 4.5%
	Nations Cash Reserves, Capital Class Shares (c)	8,555,000	8,555,000
	Total Investment Management Company (cost of $8,555,000)		8,555,000

See Accompanying Notes to Financials Statements.

3

		Par ($)	Value ($)
Short-Term Obligations – 4.2% (d)
	Repurchase agreement with ABN AMRO, Inc. dated 03/31/05, due 04/01/05 at 2.830%, collateralized by U.S. Government Agency securities with various maturities to 05/15/29, market value of $1,381,010 (repurchase proceeds $1,368,108)	1,368,000	1,368,000

	Repurchase agreement with Wachovia Capital Markets dated 03/31/05, due 04/01/05 at 2.840%, collateralized by U.S. Government Agency securities with various maturities to 09/15/09, market value of $1,663,574 (repurchase proceeds $1,643,130)	1,642,000	1,642,000

	Repurchase agreement with Wachovia Capital Markets dated 03/31/05, due 04/01/05 at 2.920%, collateralized by U.S. Government Agency securities with various maturities to 03/31/35, market value of $2,172,738 (repurchase proceeds $2,139,173)	2,139,000	2,139,000

	Total Short-Term Obligations (cost of $5,149,000)		5,149,000

	Total Investments – 104.4% (cost of $152,895,679)(e)(f)		196,603,922

	Other Assets & Liabilities, Net – (4.4)%		(8,347,943)

	Net Assets – 100.0%		188,255,979

Notes to Investment Portfolio:

*         Securities, including futures contracts, traded on a recognized exchange are generally valued at the last sale price on the exchange or market on which such securities are primarily traded. Securities traded on Nasdaq are generally valued at the Nasdaq official closing price. Securities traded only over-the-counter are generally valued at the mean of the latest bid and asked prices. Securities which are primarily traded on foreign securities exchanges are generally valued at the last available sale price on their respective exchanges where primarily traded. Debt securities will generally be valued using prices provided by a pricing service which may employ various indications of value including but not limited to broker-dealer quotations. Certain debt security prices provided by the pricing service may be based on a matrix pricing system, which considers such factors as security prices, yields and maturities on comparable securities. Restricted securities, securities for which market quotations are not readily available, and certain other assets may be fair valued under procedures adopted by the Board of Trustees. Short-term investments that mature in 60 days or less are valued at amortized cost, which approximates current market value. Investments in other Nations Funds are valued at their net asset value as determined by the applicable Nations Funds’ prospectus.

Trading in securities on most foreign exchanges and over the counter markets is normally completed before the close of the domestic stock market and may also take place on days when the domestic market is closed. If events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Fund’s net assets are calculated, such securities may be valued at fair value in accordance with procedures adopted by the Board of Trustees. Nations Funds has retained an independent fair value pricing service to assist in the fair valuation process for Funds that primarily invest in foreign securities.

(a) Non-income producing security.

(b) All or a portion of this security was on loan at March 31, 2005. The aggregate cost and market value of securities on loan at March 31, 2005 is $5,028,026 and $5,059,662, respectively.

(c) Money market mutual fund registered under the Investment Company Act of 1940, as amended, and advised by Banc of America Capital Management, LLC.

See Accompanying Notes to Financials Statements.

4

(d) This amount represents cash collateral received from securities lending activity.

(e) Cost for federal income tax purposes is $152,895,679.

(f) Unrealized appreciation and depreciation at March 31, 2005, based on cost for federal income tax purposes, was:

Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation
$44,442,269	$(734,026)	$43,708,243

See Accompanying Notes to Financials Statements.

5

INVESTMENT PORTFOLIO

March 31, 2005 (Unaudited)	Nations Separate Account Trust - Small Company Portfolio

		Shares	Value ($)*

Common Stocks – 93.7%
CONSUMER DISCRETIONARY – 16.4%
Automobiles – 0.6%
	Winnebago Industries, Inc.	7,925	250,430
	Automobiles Total		250,430
Hotels, Restaurants & Leisure – 5.5%
	Gaylord Entertainment Co. (a)	11,375	459,550
	Isle Of Capris Casinos, Inc. (a)	6,875	182,463
	Kerzner International Ltd. (a)	4,200	257,166
	Panera Bread Co., Class A (a)	3,500	197,855
	Penn National Gaming, Inc. (a)	4,600	135,148
	RARE Hospitality International, Inc. (a)	12,150	375,192
	Scientific Games Corp., Class A (a)	5,995	136,986
	Shuffle Master, Inc. (a)(b)	16,266	471,063
	Hotels, Restaurants & Leisure Total		2,215,423
Household Durables – 0.8%
	Beazer Homes USA, Inc. (b)	3,840	191,462
	Yankee Candle Co., Inc.	4,125	130,763
	Household Durables Total		322,225
Internet & Catalog Retail – 1.5%
	Blue Nile, Inc. (a)(b)	8,375	231,569
	Coldwater Creek, Inc. (a)	11,287	208,584
	Overstock.com, Inc. (a)(b)	3,650	156,913
	Internet & Catalog Retail Total		597,066
Media – 2.1%
	Lions Gate Entertainment Corp. (a)	25,750	284,537
	R.H. Donnelley Corp. (a)	3,175	184,436
	Radio One, Inc., Class D (a)	26,025	383,869
	Media Total		852,842
Specialty Retail – 3.4%
	Aeropostale, Inc. (a)	7,150	234,162
	Hibbett Sporting Goods, Inc. (a)	16,950	509,178
	MarineMax, Inc. (a)	5,000	155,900
	Pacific Sunwear of California, Inc. (a)	8,325	232,933
	Tuesday Morning Corp. (a)	9,319	269,040
	Specialty Retail Total		1,401,213
Textiles, Apparel & Luxury Goods – 2.5%
	Deckers Outdoor Co. (a)(b)	5,450	194,783
	Jos. A. Bank Clothiers, Inc. (a)(b)	11,688	342,458

1

		Shares	Value ($)
Common Stocks – (continued)
CONSUMER DISCRETIONARY – (continued)
Textiles, Apparel & Luxury Goods – (continued)
	Wolverine World Wide, Inc.	21,825	467,710
	Textiles, Apparel & Luxury Goods Total		1,004,951
	CONSUMER DISCRETIONARY TOTAL		6,644,150
CONSUMER STAPLES – 1.6%
Food Products – 1.3%
	Corn Products International, Inc.	12,430	323,056
	Delta & Pine Land Co.	6,925	186,975
	Food Products Total		510,031
Household Products – 0.3%
	Rayovac Corp. (a)	2,825	117,520
	Household Products Total		117,520
	CONSUMER STAPLES TOTAL		627,551
ENERGY – 4.7%
Energy Equipment & Services – 1.9%
	Atwood Oceanics, Inc. (a)	4,075	271,150
	CAL Dive International, Inc. (a)	2,825	127,973
	Oceaneering International, Inc. (a)	9,505	356,437
	Energy Equipment & Services Total		755,560
Oil & Gas – 2.8%
	Brigham Exploration Co. (a)	6,341	58,528
	Cheniere Energy, Inc. (a)	1,525	98,378
	Denbury Resources, Inc. (a)	4,675	164,700
	Quicksilver Resources, Inc. (a)(b)	2,200	107,206
	Remington Oil & Gas Corp. (a)	10,660	336,003
	Superior Energy Services, Inc. (a)	22,895	393,794
	Oil & Gas Total		1,158,609
	ENERGY TOTAL		1,914,169
FINANCIALS – 8.1%
Capital Markets – 1.9%
	Affiliated Managers Group, Inc. (a)	12,212	757,510
	Capital Markets Total		757,510
Commercial Banks – 4.1%
	Boston Private Financial Holdings, Inc.	18,775	445,906
	City National Corp.	8,254	576,295
	Fidelity Bankshares, Inc.	10,037	230,650
	Main Street Banks, Inc.	3,725	98,638
	South Financial Group, Inc.	8,669	264,751

2

		Shares	Value ($)
Common Stocks – (continued)
FINANCIALS – (continued)
Commercial Banks – (continued)
	Texas Capital Bancshares, Inc. (a)	1,975	41,475
	Commercial Banks Total		1,657,715
Consumer Finance – 0.8%
	Nelnet, Inc. (a)	4,020	127,957
	World Acceptance Corp. (a)	7,000	178,640
	Consumer Finance Total		306,597
Insurance – 1.3%
	Selective Insurance Group, Inc.	3,550	164,117
	Triad Guaranty, Inc. (a)	6,938	365,008
	Insurance Total		529,125
	FINANCIALS TOTAL		3,250,947
HEALTH CARE – 17.3%
Biotechnology – 3.4%
	Affymetrix, Inc. (a)	13,355	572,128
	AtheroGenics, Inc. (a)(b)	10,075	131,882
	Illumina, Inc. (a)	3,440	27,530
	Martek Biosciences Corp. (a)	3,250	189,117
	Protein Design Labs, Inc. (a)	10,613	169,702
	Serologicals Corp. (a)	11,225	274,339
	Biotechnology Total		1,364,698
Health Care Equipment & Supplies – 5.2%
	American Medical Systems Holdings, Inc. (a)	17,800	305,804
	Immucor, Inc. (a)	12,400	374,356
	INAMED Corp. (a)	3,200	223,616
	Intuitive Surgical, Inc. (a)	2,175	98,897
	Kyphon, Inc. (a)	7,750	195,068
	Palomar Medical Technologies, Inc. (a)(b)	11,255	303,547
	Respironics, Inc. (a)	10,221	595,578
	Health Care Equipment & Supplies Total		2,096,866
Health Care Providers & Services – 6.0%
	Apria Healthcare Group, Inc. (a)	1,300	41,730
	Centene Corp. (a)	16,350	490,336
	HealthExtras, Inc. (a)	5,100	84,915
	Province Healthcare Co. (a)	26,800	645,612
	Triad Hospitals, Inc. (a)	5,847	292,935
	VCA Antech, Inc. (a)	43,130	872,520
	Health Care Providers & Services Total		2,428,048

3

		Shares	Value ($)
Common Stocks – (continued)
HEALTH CARE – (continued)
Pharmaceuticals – 2.7%
	Axcan Pharma, Inc. (a)(b)	3,657	61,548
	Connetics Corp. (a)	10,280	259,981
	OSI Pharmaceuticals, Inc. (a)	4,700	194,298
	Par Pharmaceutical Companies, Inc. (a)	3,175	106,172
	Penwest Pharmaceuticals Co. (a)	17,403	215,101
	Pharmion Corp. (a)	4,675	135,575
	Salix Pharmaceuticals Ltd. (a)	8,875	146,349
	Pharmaceuticals Total		1,119,024
	HEALTH CARE TOTAL		7,008,636
INDUSTRIALS – 13.2%
Aerospace & Defense – 1.0%
	Armor Holdings, Inc. (a)	2,300	85,307
	Engineered Support Systems, Inc.	1,550	82,956
	Teledyne Technologies, Inc. (a)	7,150	223,795
	Aerospace & Defense Total		392,058
Air Freight & Logistics – 1.3%
	UTI Worldwide, Inc.	7,484	519,764
	Air Freight & Logistics Total		519,764
Airlines – 0.5%
	Frontier Airlines, Inc. (a)	19,000	199,120
	Airlines Total		199,120
Building Products – 0.6%
	Griffon Corp. (a)	11,756	251,696
	Building Products Total		251,696
Commercial Services & Supplies – 4.0%
	Education Management Corp. (a)	13,794	385,543
	Heidrick & Struggles International, Inc. (a)	7,675	282,210
	Mine Safety Appliances Co.	3,895	150,892
	Navigant Consulting, Inc. (a)	7,475	203,544
	Resources Connection, Inc. (a)	11,900	249,067
	Senomyx, Inc. (a)	9,375	111,656
	Waste Connections, Inc. (a)	6,400	222,400
	Commercial Services & Supplies Total		1,605,312
Construction & Engineering – 1.2%
	Chicago Bridge & Iron Co., NV, N.Y. Registered Shares	11,254	495,514
	Construction & Engineering Total		495,514

4

		Shares	Value ($)
Common Stocks – (continued)
INDUSTRIALS – (continued)
Machinery – 3.4%
	Actuant Corp., Class A (a)	9,700	435,724
	Bucyrus International, Inc., Class A	6,725	262,678
	Cuno, Inc. (a)	5,163	265,327
	IDEX Corp.	1,825	73,639
	Joy Global, Inc.	2,250	78,885
	Middleby Corp. (a)(b)	1,300	64,220
	Toro Co.	1,640	145,140
	Wabtec Corp.	3,250	66,592
	Machinery Total		1,392,205
Marine – 0.3%
	Kirby Corp. (a)	3,175	133,445
	Marine Total		133,445
Road & Rail – 0.8%
	Landstar System, Inc. (a)	5,820	190,605
	U.S. Xpress Enterprises, Inc., Class A (a)	7,700	125,895
	Road & Rail Total		316,500
Trading Companies & Distributors – 0.1%
	Aceto Corp.	4,883	36,232
	Trading Companies & Distributors Total		36,232
	INDUSTRIALS TOTAL		5,341,846
INFORMATION TECHNOLOGY – 26.1%
Communications Equipment – 3.1%
	Anaren, Inc. (a)	16,154	195,948
	AudioCodes Ltd. (a)	20,475	230,549
	Avocent Corp. (a)	9,275	237,996
	C-COR.net Corp. (a)	18,175	110,504
	F5 Networks, Inc. (a)	3,220	162,578
	NICE Systems Ltd., ADR (a)	4,300	138,546
	Packeteer, Inc. (a)	12,857	197,869
	Communications Equipment Total		1,273,990
Computers & Peripherals – 1.5%
	Applied Films Corp. (a)	4,544	105,057
	M-Systems Flash Disk Pioneers Ltd. (a)	12,195	268,778
	Neoware Systems, Inc. (a)	20,725	216,162
	Computers & Peripherals Total		589,997
Electronic Equipment & Instruments – 4.4%
	Aeroflex, Inc. (a)	20,990	195,837
	Daktronics, Inc. (a)	12,079	261,510
	Dionex Corp. (a)	6,149	335,120

5

		Shares	Value ($)
Common Stocks – (continued)
INFORMATION TECHNOLOGY – (continued)
Electronic Equipment & Instruments – (continued)
	FLIR Systems, Inc. (a)	11,656	353,177
	Global Imaging Systems, Inc. (a)	8,225	291,659
	Plexus Corp. (a)	22,143	254,866
	Trimble Navigation Ltd. (a)	2,400	81,144
	Electronic Equipment & Instruments Total		1,773,313
Internet Software & Services – 2.8%
	Digital River, Inc. (a)	3,200	99,712
	Digitas, Inc. (a)	30,575	308,808
	EarthLink, Inc. (a)	9,245	83,205
	InfoSpace, Inc. (a)	7,000	285,810
	Secure Computing Corp. (a)	20,718	177,553
	ValueClick, Inc. (a)	15,745	167,054
	Internet Software & Services Total		1,122,142
IT Services – 2.4%
	Anteon International Corp. (a)	9,009	350,720
	Cognizant Technology Solutions Corp., Class A (a)	2,027	93,647
	Euronet Worldwide, Inc. (a)	8,600	245,530
	MTC Technologies, Inc. (a)	5,169	167,992
	Sykes Enterprises, Inc. (a)	17,550	120,569
	IT Services Total		978,458
Semiconductors & Semiconductor Equipment – 5.9%
	Cymer, Inc. (a)	12,275	328,602
	Microsemi Corp. (a)	38,527	627,605
	Semtech Corp. (a)	19,050	340,423
	Silicon Laboratories, Inc. (a)	8,125	241,394
	Tessera Technologies, Inc. (a)	8,200	354,486
	Varian Semiconductor Equipment Associates, Inc. (a)	6,500	247,065
	Virage Logic Corp. (a)	23,474	257,275
	Semiconductors & Semiconductor Equipment Total		2,396,850
Software – 6.0%
	American Reprographics Co. (a)	8,100	116,235
	ANSYS, Inc. (a)	8,353	285,756
	Aspect Communications Corp. (a)	22,350	232,663
	Borland Software Corp. (a)	23,400	190,008
	Epicor Software Corp. (a)	13,075	171,283
	Hyperion Solutions Corp. (a)	10,925	481,902

6

		Shares	Value ($)
Common Stocks – (continued)
INFORMATION TECHNOLOGY – (continued)
Software – (continued)
	Open Solutions, Inc. (a)	9,150	181,444
	OPNET Technologies, Inc. (a)	2,890	24,160
	Progress Software Corp. (a)	18,007	472,144
	RSA Security, Inc. (a)	16,275	257,959
	Software Total		2,413,554
	INFORMATION TECHNOLOGY TOTAL		10,548,304
MATERIALS – 3.5%
Chemicals – 1.4%
	Airgas, Inc.	5,245	125,303
	Mosaic Co. (a)	10,000	170,600
	Symyx Technologies, Inc. (a)	12,687	279,748
	Chemicals Total		575,651
Containers & Packaging – 0.3%
	Crown Holdings, Inc. (a)	7,250	112,810
	Containers & Packaging Total		112,810
Metals & Mining – 1.8%
	Allegheny Technologies, Inc.	9,775	235,675
	AMCOL International Corp.	14,801	277,667
	Steel Dynamics, Inc.	6,700	230,815
	Metals & Mining Total		744,157
	MATERIALS TOTAL		1,432,618
TELECOMMUNICATION SERVICES – 1.6%
Diversified Telecommunication Services – 0.0%
	Tekelec (a)	849	13,533
	Diversified Telecommunication Services Total		13,533
Wireless Telecommunication Services – 1.6%
	SBA Communications Corp., Class A (a)	22,975	210,451
	SpectraLink Corp.	11,725	165,557
	Western Wireless Corp., Class A (a)	6,850	260,026
	Wireless Telecommunication Services Total		636,034
	TELECOMMUNICATION SERVICES TOTAL		649,567
UTILITIES – 1.2%
Gas Utilities – 1.2%
	Energen Corp.	7,050	469,530
	Gas Utilities Total		469,530
	UTILITIES TOTAL		469,530
	Total Common Stocks (cost of $31,401,495)		37,887,318

7

		Shares	Value ($)
Investment Management Companies – 6.8%
	iShares Dow Jones U.S. Real Estate Index Fund (b)	1,625	182,406
	iShares Nasdaq Biotechnology Index Fund	5,700	362,235
	iShares Russell 2000 Index Fund (b)	9,950	1,215,393
	Nations Cash Reserves, Capital Class Shares (c)	976,000	976,000

	Total Investment Management Companies (cost of $2,778,507)		2,736,034

8

		Par ($)	Value ($)
Short-Term Obligations – 7.0% (d)
	Repurchase agreement with ABN AMRO, Inc. dated 03/31/05, due 04/01/05 at 2.830%, collateralized by U.S. Government Agency securities with various maturities to 05/15/29, market value of $755,113 (repurchase proceeds $748,059)	748,000	748,000

	Repurchase agreement with Wachovia Capital Markets dated 03/31/05, due 04/01/05 at 2.840%, collateralized by U.S. Government Agency securities with various maturities to 09/15/09, market value of $909,799 (repurchase proceeds $898,071)	898,000	898,000

	Repurchase agreement with Wachovia Capital Markets dated 03/31/05, due 04/01/05 at 2.920%, collateralized by U.S. Government Agency securities with various maturities to 03/31/35, market value of $1,188,454 (repurchase proceeds $1,170,095)	1,170,000	1,170,000

	Total Short-Term Obligations (cost of $2,816,000)		2,816,000

	Total Investments – 107.5% (cost of $36,996,002)(e)(f)		43,439,352

	Other Assets & Liabilities, Net – (7.5)%		(3,019,447)

	Net Assets – 100.0%		40,419,905

9

Notes to Investment Portfolio:

* Securities valuation:

Securities, including futures contracts, traded on a recognized exchange are generally valued at the last sale price on the exchange or market on which such securities are primarily traded. Securities traded on Nasdaq are generally valued at the Nasdaq official closing price. Securities traded only over-the-counter are generally valued at the mean of the latest bid and asked prices. Securities which are primarily traded on foreign securities exchanges are generally valued at the last available sale price on their respective exchanges where primarily traded. Debt securities will generally be valued using prices provided by a pricing service which may employ various indications of value including but not limited to broker-dealer quotations. Certain debt security prices provided by the pricing service may be based on a matrix pricing system, which considers such factors as security prices, yields and maturities on comparable securities. Restricted securities, securities for which market quotations are not readily available, and certain other assets may be fair valued under procedures adopted by the Board of Trustees. Short-term investments that mature in 60 days or less are valued at amortized cost, which approximates current market value. Investments in other Nations Funds are valued at their net asset value as determined by the Portfolio’s prospectus.

Trading in securities on most foreign exchanges and over the counter markets is normally completed before the close of the domestic stock market and may also take place on days when the domestic market is closed. If events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Portfolio’s net assets are calculated, such securities will be valued at fair value in accordance with procedures adopted by the Board of Trustees. Nations Funds has retained an independent fair value pricing service to assist in the fair valuation process for Portfolios that primarily invest in foreign securities.

(a)	Non-income producing security.

(b)	All or a portion of the security was on loan at March 31, 2005. The aggregate cost and market value of securities on loan at March 31, 2005 is $2,432,374 and $2,733,047, respectively.

(c)	Money market mutual fund registered under the Investment Company Act of 1940, as amended, and advised by Banc of America Capital Management, LLC.

(d)	This amount represents cash collateral received from securities lending activity.

(e)	Cost for federal income tax purposes is $36,996,002.

(f)	Unrealized appreciation and depreciation at March 31, 2005, based on cost of investments for federal income tax purposes was:

	Unrealized	Unrealized	Net Unrealized
	Appreciation	Depreciation	Appreciation

	$7,984,094	$(1,540,744)	$6,443,350

Acronym		Name

ADR		American Depositary Receipt

10

INVESTMENT PORTFOLIO
March 31, 2005 (Unaudited)	Nations Separate Account Trust - Marsico 21st Century Portfolio

		Shares	Value ($)*

Common Stocks – 93.8%
CONSUMER DISCRETIONARY – 33.3%
Hotels, Restaurants & Leisure – 20.4%
	Four Seasons Hotels, Inc.	3,075	217,403
	Kerzner International Ltd. (a)	10,141	620,933
	Las Vegas Sands Corp. (a)	11,834	532,530
	Royal Caribbean Cruises Ltd.	12,819	572,881
	Shangri-La Asia Ltd. (b)	54,000	78,930
	Shangri-La Asia Ltd. (c)	319,888	467,567
	Wynn Resorts Ltd. (a)	13,132	889,562
	Yum! Brands, Inc.	9,643	499,604
	Hotels, Restaurants & Leisure Total		3,879,410
Household Durables – 3.6%
	Harman International Industries, Inc.	3,682	325,710
	Sony Corp., ADR	1,478	59,149
	Toll Brothers, Inc. (a)	3,813	300,655
	Household Durables Total		685,514
Leisure Equipment & Products – 2.5%
	Brunswick Corp.	10,008	468,875
	Leisure Equipment & Products Total		468,875
Media – 5.2%
	Lions Gate Entertainment Corp. (a)	24,792	273,952
	Pixar (a)	7,249	707,140
	Media Total		981,092
Specialty Retail – 1.6%
	PETsMART, Inc.	10,442	300,207
	Specialty Retail Total		300,207
	CONSUMER DISCRETIONARY TOTAL		6,315,098
CONSUMER STAPLES – 4.1%
Food & Staples Retailing – 1.0%
	Whole Foods Market, Inc.	1,898	193,843
	Food & Staples Retailing Total		193,843

1

		Shares	Value ($)
Common Stocks – (continued)
CONSUMER STAPLES – (continued)
Food Products – 3.1%
	Dean Foods Co. (a)	17,062	585,226
	Food Products Total		585,226
	CONSUMER STAPLES TOTAL		779,069
ENERGY – 2.0%
Oil & Gas – 2.0%
	Sasol Ltd., ADR	15,634	372,871
	Oil & Gas Total		372,871
	ENERGY TOTAL		372,871
FINANCIALS – 29.3%
Capital Markets – 8.7%
	Crystal River Capital (a)(b)	11,719	292,975
	Jefferies Group, Inc.	16,011	603,295
	UBS AG, Registered Shares	8,930	756,716
	Capital Markets Total		1,652,986
Commercial Banks – 6.4%
	South Financial Group, Inc.	10,714	327,205
	UCBH Holdings, Inc.	22,004	877,960
	Commercial Banks Total		1,205,165
Consumer Finance – 0.8%
	First Marblehead Corp. (a)	2,731	157,115
	Consumer Finance Total		157,115
Diversified Financial Services – 3.4%
	Chicago Mercantile Exchange	2,677	519,418
	MarketAxess Holdings, Inc. (a)	12,139	135,593
	Diversified Financial Services Total		655,011
Real Estate – 7.0%
	Government Properties Trust, Inc.	39,938	397,782
	Redwood Trust, Inc.	548	28,647
	Redwood Trust, Inc. (c)	3,101	158,109
	St. Joe Co.	10,950	736,935
	Real Estate Total		1,321,473

2

		Shares	Value ($)
Common Stocks – (continued)
FINANCIALS – (continued)
Thrifts & Mortgage Finance – 3.0%
	Countrywide Financial Corp.	17,327	562,434
	Thrifts & Mortgage Finance Total		562,434
	FINANCIALS TOTAL		5,554,184
HEALTH CARE – 9.9%
Biotechnology – 2.3%
	Genentech, Inc. (a)	7,784	440,652
	Biotechnology Total		440,652
Health Care Providers & Services – 7.6%
	AMERIGROUP Corp. (a)	19,041	696,139
	UnitedHealth Group, Inc.	7,857	749,401
	Health Care Providers & Services Total		1,445,540
	HEALTH CARE TOTAL		1,886,192
INDUSTRIALS – 6.8%
Aerospace & Defense – 2.5%
	United Technologies Corp.	4,523	459,808
	Aerospace & Defense Total		459,808
Air Freight & Logistics – 2.8%
	FedEx Corp.	5,683	533,918
	Air Freight & Logistics Total		533,918
Building Materials – 1.5%
	WCI Communities, Inc. (a)	9,568	287,805
	Building Materials Total		287,805
	INDUSTRIALS TOTAL		1,281,531
INFORMATION TECHNOLOGY – 8.4%
Communications Equipment – 3.5%
	QUALCOMM, Inc.	18,261	669,266
	Communications Equipment Total		669,266
Computers & Peripherals – 3.3%
	Dell, Inc. (a)	16,142	620,176
	Computers & Peripherals Total		620,176
Software – 1.6%
	Electronic Arts, Inc. (a)	5,843	302,550
	Software Total		302,550
	INFORMATION TECHNOLOGY TOTAL		1,591,992
	Total Common Stocks (cost of $15,225,549)		17,780,937

3

		Shares	Value ($)
Investment Management Company – 7.2%
	Nations Cash Reserves, Capital Class Shares (d)	1,363,000	1,363,000
	Total Investment Management Company (cost of $1,363,000)		1,363,000

		Par ($)
Convertible Bond – 0.6%
Kerzner International Ltd.	2.375% 04/15/24	94,000	113,858
	Total Convertible Bond (cost of $96,640)		113,858

Short-Term Obligations – 3.4% (e)
	Repurchase agreement with ABN AMRO, Inc. dated 03/31/05, due 04/01/05 at 2.830%, collateralized by U.S. Government Agency securities with various maturities to 05/15/29, market value of $171,617 (repurchase proceeds $170,013)	170,000	170,000

	Repurchase agreement with Wachovia Capital Markets dated 03/31/05, due 04/01/05 at 2.840%, collateralized by U.S. Government Agency securities with various maturities to 09/15/09, market value of $206,680 (repurchase proceeds $204,016)	204,000	204,000

	Repurchase agreement with Wachovia Capital Markets dated 03/31/05, due 04/01/05 at 2.920%, collateralized by U.S. Government Agency securities with various maturities to 03/31/35, market value of $271,211 (repurchase proceeds $267,022)	267,000	267,000

	Total Short-Term Obligations (cost of $641,000)		641,000

	Total Investments – 105.0% (cost of $17,326,189)(f)(g)		19,898,795

	Other Assets & Liabilities, Net – (5.0)%		(942,507)

	Net Assets – 100.0%		18,956,288

4

Notes to Investment Portfolio:

*Security Valuation:

Securities, including futures contracts, traded on a recognized exchange are generally valued at the last sale price on the exchange or market on which such securities are primarily traded. Securities traded on Nasdaq are generally valued at the Nasdaq official closing price. Securities traded only over-the-counter are generally valued at the mean of the latest bid and asked prices. Securities which are primarily traded on foreign securities exchanges are generally valued at the last available sale price on their respective exchanges where primarily traded. Debt securities will generally be valued using prices provided by a pricing service which may employ various indications of value including but not limited to broker-dealer quotations. Certain debt security prices provided by the pricing service may be based on a matrix pricing system, which considers such factors as security prices, yields and maturities on comparable securities. Restricted securities, securities for which market quotations are not readily available, and certain other assets may be fair valued under procedures adopted by the Board of Trustees. Short-term investments that mature in 60 days or less are valued at amortized cost, which approximates current market value. Investments in other Nations Funds are valued at their net asset value as determined by the Portfolio’s prospectus.

Trading in securities on most foreign exchanges and over the counter markets is normally completed before the close of the domestic stock market and may also take place on days when the domestic market is closed. If events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Portfolio’s net assets are calculated, such securities will be valued at fair value in accordance with procedures adopted by the Board of Trustees. Nations Funds has retained an independent fair value pricing service to assist in the fair valuation process for Portfolios that primarily invest in foreign securities.

(a)	Non-income producing security.

(b)

Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2005, the value of these securities represent 2.0% of net assets.

(c)	All or a portion of the security was on loan at March 31, 2005. The aggregate cost and market value of securities on loan at March 31, 2005 is $471,646 and $623,246, respectively.

(d)	Money market mutual fund registered under the Investment Company Act of 1940, as amended, and advised by Banc of America Capital Management, LLC.

(e)	This amount represents cash collateral received from securities lending activity.

(f)	Cost for federal income tax purposes is $17,326,189.

(g)	Unrealized appreciation and depreciation at March 31, 2005, based on cost of investments for federal income tax purposes was:

	Unrealized	Unrealized	Net Unrealized
	Appreciation	Depreciation	Appreciation

	$2,735,656	$(163,050)	$2,572,606

5

Acronym	Name

ADR	American Depositary Receipt

6

INVESTMENT PORTFOLIO

March 31, 2005 (Unaudited)	Nations Separate Account Trust - Marisco Growth Portfolio

		Shares	Value ($)*
Common Stocks – 99.4%
CONSUMER DISCRETIONARY – 21.9%
Automobiles – 0.4%
	Harley-Davidson, Inc.	9,910	572,402
	Automobiles Total		572,402
Hotels, Restaurants & Leisure – 9.1%
	Four Seasons Hotels, Inc.	24,309	1,718,646
	MGM Mirage (a)	24,625	1,743,943
	Royal Caribbean Cruises Ltd.	52,217	2,333,578
	Starbucks Corp. (a)	42,940	2,218,280
	Wynn Resorts Ltd. (a)	40,205	2,723,487
	Yum! Brands, Inc.	59,100	3,061,971
	Hotels, Restaurants & Leisure Total		13,799,905
Household Durables – 5.6%
	Harman International Industries, Inc.	6,959	615,593
	KB Home	15,370	1,805,360
	Lennar Corp., Class A	45,582	2,583,588
	Lennar Corp., Class B	2,428	127,980
	M.D.C. Holdings, Inc.	25,390	1,768,414
	Sony Corp., ADR	11,919	476,998
	Toll Brothers, Inc. (a)	14,845	1,170,528
	Household Durables Total		8,548,461
Media – 0.5%
	Pixar, Inc. (a)	7,874	768,109
	Media Total		768,109
Multiline Retail – 1.3%
	Target Corp.	40,777	2,039,665
	Multiline Retail Total		2,039,665
Specialty Retail – 2.9%
	Lowe’s Companies, Inc.	77,610	4,430,755
	Specialty Retail Total		4,430,755
Textiles, Apparel & Luxury Goods – 2.1%
	NIKE, Inc., Class B	37,733	3,143,536
	Textiles, Apparel & Luxury Goods Total		3,143,536
	CONSUMER DISCRETIONARY TOTAL		33,302,833
CONSUMER STAPLES – 6.4%
Beverages – 0.7%
	PepsiCo, Inc.	19,894	1,054,979
	Beverages Total		1,054,979
Food & Staples Retailing – 2.0%
	CVS Corp.	28,596	1,504,721

		Shares	Value ($)
Common Stocks – (continued)
CONSUMER STAPLES – (continued)
Food & Staples Retailing – (continued)
	Walgreen Co.	34,680	1,540,486
	Food & Staples Retailing Total		3,045,207
Household Products – 3.7%
	Procter & Gamble Co.	105,276	5,579,628
	Household Products Total		5,579,628
	CONSUMER STAPLES TOTAL		9,679,814
ENERGY – 3.9%
Energy Equipment & Services – 1.2%
	Schlumberger Ltd.	25,115	1,770,105
	Energy Equipment & Services Total		1,770,105
Oil & Gas – 2.7%
	Exxon Mobil Corp.	70,164	4,181,774
	Oil & Gas Total		4,181,774
	ENERGY TOTAL		5,951,879
FINANCIALS – 15.7%
Capital Markets – 5.0%
	Goldman Sachs Group, Inc.	32,839	3,611,962
	UBS AG, Registered Shares	47,699	4,025,795
	Capital Markets Total		7,637,757
Commercial Banks – 0.5%
	UCBH Holdings, Inc.	17,156	684,524
	Commercial Banks Total		684,524
Consumer Finance – 3.8%
	SLM Corp.	116,259	5,794,349
	Consumer Finance Total		5,794,349
Diversified Financial Services – 2.7%
	Chicago Mercantile Exchange	8,992	1,744,718
	Citigroup, Inc.	53,822	2,418,761
	Diversified Financial Services Total		4,163,479
Real Estate – 0.9%
	St. Joe Co.	21,110	1,420,703
	Real Estate Total		1,420,703

2

		Shares	Value ($)
Common Stocks – (continued)
FINANCIALS – (continued)
Thrifts & Mortgage Finance – 2.8%
	Countrywide Financial Corp.	130,066	4,221,942
	Thrifts & Mortgage Finance Total		4,221,942
	FINANCIALS TOTAL		23,922,754
HEALTH CARE – 25.8%
Biotechnology – 4.5%
	Genentech, Inc. (a)	120,488	6,820,826
	Biotechnology Total		6,820,826
Health Care Equipment & Supplies – 6.2%
	Medtronic, Inc.	45,792	2,333,102
	St. Jude Medical, Inc. (a)	69,714	2,509,704
	Zimmer Holdings, Inc. (a)	59,653	4,641,600
	Health Care Equipment & Supplies Total		9,484,406
Health Care Providers & Services – 12.0%
	Aetna, Inc.	7,510	562,874
	Pacificare Health Systems, Inc. (a)	10,868	618,607
	Quest Diagnostics, Inc.	20,587	2,164,311
	UnitedHealth Group, Inc.	147,889	14,105,653
	WellPoint, Inc. (a)	6,585	825,430
	Health Care Providers & Services Total		18,276,875
Pharmaceuticals – 3.1%
	Johnson & Johnson	44,607	2,995,806
	Pfizer, Inc.	66,447	1,745,563
	Pharmaceuticals Total		4,741,369
	HEALTH CARE TOTAL		39,323,476
INDUSTRIALS – 16.0%
Aerospace & Defense – 5.0%
	General Dynamics Corp.	21,136	2,262,609
	Lockheed Martin Corp.	37,498	2,289,628
	United Technologies Corp.	29,607	3,009,847
	Aerospace & Defense Total		7,562,084
Air Freight & Logistics – 3.6%
	FedEx Corp.	58,500	5,496,075
	Air Freight & Logistics Total		5,496,075
Industrial Conglomerates – 4.8%
	General Electric Co.	202,503	7,302,258
	Industrial Conglomerates Total		7,302,258

3

		Shares	Value ($)
Common Stocks – (continued)
INDUSTRIALS – (continued)
Machinery – 2.6%
	Caterpillar, Inc.	43,515	3,979,012
	Machinery Total		3,979,012
	INDUSTRIALS TOTAL		24,339,429
INFORMATION TECHNOLOGY – 8.7%
Communications Equipment – 3.4%
	QUALCOMM, Inc.	141,309	5,178,975
	Communications Equipment Total		5,178,975
Computers & Peripherals – 2.8%
	Dell, Inc. (a)	112,862	4,336,158
	Computers & Peripherals Total		4,336,158
Software – 2.5%
	Electronic Arts, Inc. (a)	72,183	3,737,635
	Software Total		3,737,635
	INFORMATION TECHNOLOGY TOTAL		13,252,768
UTILITIES – 1.0%
Electric Utilities – 1.0%
	TXU Corp.	19,260	1,533,674
	Electric Utilities Total		1,533,674
	UTILITIES TOTAL		1,533,674
	Total Common Stocks (cost of $118,264,867)		151,306,627

Investment Management Company – 2.8%
	Nations Cash Reserves, Capital Class Shares (b)	4,242,000	4,242,000
	Total Investment Management Company (cost of $4,242,000)		4,242,000

	Total Investments – 102.2% (cost of $122,506,867)(c)(d)		155,548,627

	Other Assets & Liabilities, Net – (2.2)%		(3,292,795)

	Net Assets – 100.0%		152,255,832

4

Notes to Investment Portfolio:
*	Security Valuation:

Securities, including futures contracts, traded on a recognized exchange are generally valued at the last sale price on the exchange or market on which such securities are primarily traded. Securities traded on Nasdaq are generally valued at the Nasdaq official closing price. Securities traded only over-the-counter are generally valued at the mean of the latest bid and asked prices. Securities which are primarily traded on foreign securities exchanges are generally valued at the last available sale price on their respective exchanges where primarily traded. Debt securities will generally be valued using prices provided by a pricing service which may employ various indications of value including but not limited to broker-dealer quotations. Certain debt security prices provided by the pricing service may be based on a matrix pricing system, which considers such factors as security prices, yields and maturities on comparable securities. Restricted securities, securities for which market quotations are not readily available, and certain other assets may be fair valued under procedures adopted by the Board of Trustees. Short-term investments that mature in 60 days or less are valued at amortized cost, which approximates current market value. Investments in other Nations Funds are valued at their net asset value as determined by the Portfolio’s prospectus.

Trading in securities on most foreign exchanges and over the counter markets is normally completed before the close of the domestic stock market and may also take place on days when the domestic market is closed. If events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Portfolio’s net assets are calculated, such securities will be valued at fair value in accordance with procedures adopted by the Board of Trustees. Nations Funds has retained an independent fair value pricing service to assist in the fair valuation process for Portfolios that primarily invest in foreign securities.

(a)	Non-income producing security.

(b)	Money market mutual fund registered under the Investment Company Act of 1940, as amended, and advised by Banc of America Capital Management, LLC.

(c)	Cost for federal income tax purposes is $112,506,867.

(d)	Unrealized appreciation and depreciation at March 31, 2005, based on cost of investments for federal income tax purposes was:

	Unrealized	Unrealized	Net Unrealized
	Appreciation	Depreciation	Appreciation
	$33,645,140	$(603,380)	$33,041,760

Acronym		Name
ADR		American Depositary Receipt

5

INVESTMENT PORTFOLIO
March 31, 2005 (Unaudited)	Nations Separate Account Trust - MidCap Growth Portfolio

		Shares	Value ($)*
Common Stocks – 92.3%
CONSUMER DISCRETIONARY – 37.5%
Hotels, Restaurants & Leisure – 21.5%
	Kerzner International Ltd. (a)	32,274	1,976,137
	Las Vegas Sands Corp. (a)	36,323	1,634,535
	MGM Mirage (a)	18,073	1,279,930
	Royal Caribbean Cruises Ltd.	38,983	1,742,150
	Shangri-La Asia Ltd.	926,000	1,353,498
	Station Casinos, Inc.	9,704	655,505
	Wynn Resorts Ltd. (a)	31,849	2,157,451
	Yum! Brands, Inc.	30,496	1,579,998
	Hotels, Restaurants & Leisure Total		12,379,204
Household Durables – 3.6%
	Harman International Industries, Inc.	11,229	993,317
	Toll Brothers, Inc. (a)	13,421	1,058,246
	Household Durables Total		2,051,563
Leisure Equipment & Products – 2.5%
	Brunswick Corp.	30,509	1,429,347
	Leisure Equipment & Products Total		1,429,347
Media – 5.3%
	Getty Images, Inc. (a)	4,176	296,956
	Lions Gate Entertainment Corp. (a)	78,361	865,889
	Pixar, Inc. (a)	19,557	1,907,785
	Media Total		3,070,630
Multiline Retail – 2.0%
	Nordstrom, Inc.	20,914	1,158,217
	Multiline Retail Total		1,158,217
Specialty Retail – 1.6%
	PETsMART, Inc.	31,861	916,004
	Specialty Retail Total		916,004
Textiles, Apparel & Luxury Goods – 1.0%
	Coach, Inc. (a)	10,664	603,902
	Textiles, Apparel & Luxury Goods Total		603,902
	CONSUMER DISCRETIONARY TOTAL		21,608,867
CONSUMER STAPLES – 3.8%
Food & Staples Retailing – 0.8%
	Whole Foods Market, Inc.	4,359	445,185
	Food & Staples Retailing Total		445,185

1

		Shares	Value ($)
Common Stocks – (continued)
CONSUMER STAPLES – (continued)
Food Products – 3.0%
	Dean Foods Co. (a)	50,327	1,726,216
	Total Food Products		1,726,216
	CONSUMER STAPLES TOTAL		2,171,401
ENERGY – 2.0%
Oil & Gas – 2.0%
	Sasol Ltd, ADR	47,656	1,136,596
	Oil & Gas Total		1,136,596
	ENERGY TOTAL		1,136,596
FINANCIALS – 26.0%
Capital Markets – 4.8%
	Crystal River Capital (a)	36,316	907,900
	Jefferies Group, Inc.	48,809	1,839,123
	Capital Markets Total		2,747,023
Commercial Banks – 7.9%
	Bank of Hawaii Corp.	20,933	947,428
	South Financial Group, Inc.	33,978	1,037,688
	UCBH Holdings, Inc.	63,928	2,550,727
	Commercial Banks Total		4,535,843
Consumer Finance – 1.0%
	First Marblehead Corp. (a)	10,011	575,933
	Consumer Finance Total		575,933
Diversified Financial Services – 3.6%
	Chicago Mercantile Exchange	8,460	1,641,494
	Marketaxess Holdings, Inc. (a)	36,913	412,318
	Diversified Financial Services Total		2,053,812
Real Estate – 5.9%
	Brascan Corp., Class A	7,158	270,381
	Government Properties Trust, Inc.	59,982	597,421
	Redwood Trust, Inc.	5,611	287,171
	St. Joe Co.	33,535	2,256,905
	Real Estate Total		3,411,878

2

		Shares	Value ($)
Common Stocks – (continued)
FINANCIALS – (continued)
Thrifts & Mortgage Finance – 2.8%
	Countrywide Financial Corp.	50,019	1,623,617
	Thrifts & Mortgage Finance Total		1,623,617
	FINANCIALS TOTAL		14,948,106
HEALTH CARE – 9.8%
Biotechnology – 0.8%
	Genzyme Corp. (a)	8,441	483,163
	Biotechnology Total		483,163
Health Care Equipment & Supplies – 1.7%
	St. Jude Medical, Inc. (a)	26,818	965,448
	Health Care Equipment & Supplies Total		965,448
Health Care Providers & Services – 7.3%
	AMERIGROUP Corp. (a)	58,044	2,122,089
	Centene Corp. (a)	19,061	571,639
	Pacificare Health Systems, Inc. (a)	9,844	560,321
	Quest Diagnostics, Inc.	8,802	925,354
	Health Care Providers & Services Total		4,179,403
	HEALTH CARE TOTAL		5,628,014
INDUSTRIALS – 7.0%
Aerospace & Defense – 0.5%
	Alliant Techsystems, Inc.	3,840	274,368
	Aerospace & Defense Total		274,368
Air Freight & Logistics – 2.9%
	Expeditors International of Washington, Inc.	21,194	1,134,938
	UTI Worldwide, Inc.	7,855	545,530
	Air Freight & Logistics Total		1,680,468
Building Materials – 2.2%
	WCI Communities, Inc. (a)	42,425	1,276,144
	Building Materials Total		1,276,144
Electrical Equipment – 0.9%
	Rockwell Automation, Inc.	9,773	553,543
	Electrical Equipment Total		553,543

3

		Shares	Value ($)
Common Stocks – (continued)
INDUSTRIALS – (continued)
Machinery – 0.5%
	Paccar, Inc.	3,934	284,782
	Machinery Total		284,782
	INDUSTRIALS TOTAL		4,069,305
INFORMATION TECHNOLOGY – 6.2%
Communications Equipment – 3.1%
	QUALCOMM, Inc.	49,327	1,807,834
	Communications Equipment Total		1,807,834
Software – 3.1%
	Adobe Systems, Inc.	8,575	575,983
	Electronic Arts, Inc.	23,195	1,201,037
	Software Total		1,777,020
	INFORMATION TECHNOLOGY TOTAL		3,584,854

	Total Common Stocks (cost of $50,442,577)		53,147,143
Investment Management Company – 8.1%
	Nations Cash Reserves, Capital Class Shares (b)	4,646,000	4,646,000
	Total Investments – 100.4% (cost of $55,088,577)(c)(d)		57,793,143
	Other Assets & Liabilities, Net – (0.4)%		(242,913)
	Net Assets – 100.0%		57,550,230

Notes to Investment Portfolio:

*	Security Valuation:

Securities, including futures contracts, traded on a recognized exchange are generally valued at the last sale price on the exchange or market on which such securities are primarily traded. Securities traded on Nasdaq are generally valued at the Nasdaq official closing price. Securities traded only over-the-counter are generally valued at the mean of the latest bid and asked prices. Securities which are primarily traded on foreign securities exchanges are generally valued at the last available sale price on their respective exchanges where primarily traded. Debt securities will generally be valued using prices provided by a pricing service which may employ various indications of value including but not limited to broker-dealer quotations. Certain debt security prices provided by the pricing service may be based on a matrix pricing system, which considers such factors as security prices, yields and maturities on comparable securities. Restricted securities, securities for which market quotations are not readily available, and certain other assets may be fair valued under procedures adopted by the Board of Trustees. Short-term investments that mature in 60 days or less are valued at amortized cost, which approximates current market value. Investments in other Nations Funds are valued at their net asset value as determined by the Portfolio’s prospectus.

Trading in securities on most foreign exchanges and over the counter markets is normally completed before the close of the domestic stock market and may also take place on days when the domestic market is closed. If events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Portfolio’s net assets are calculated, such securities will be valued at fair value in accordance with procedures adopted by the Board of Trustees. Nations Funds has retained an independent fair value pricing service to assist in the fair valuation process for Portfolios that primarily invest in foreign securities.

(a)	Non-income producing security.

(b)	Money market mutual fund registered under the Investment Company Act of 1940, as amended, and advised by Banc of America Capital Management, LLC.

4

(c)	Cost for federal income tax purposes is $55,088,577.

(d)	Unrealized appreciation and depreciation at March 31, 2005, based on cost of investments for federal income tax purposes was:

Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation

$4,354,359	$(1,649,793)	$2,704,566

Acronym	Name

ADR	American Depositary Receipt

5

INVESTMENT PORTFOLIO

March 31, 2005 (Unaudited)	Nations Separate Account Trust – Value Portfolio

		Shares	Value ($)*

Common Stocks – 97.9%
CONSUMER DISCRETIONARY – 10.5%
Hotels, Restaurants & Leisure – 3.3%
	Carnival Corp.	8,100	419,661
	Harrah’s Entertainment, Inc.	11,400	736,212
	McDonald’s Corp.	23,484	731,291
	Starwood Hotels & Resorts Worldwide, Inc.	12,400	744,372
	Hotels, Restaurants & Leisure Total		2,631,536
Media – 2.6%
	Comcast Corp., Class A (a)	22,400	756,672
	News Corp., Class A	49,800	842,616
	Viacom, Inc., Class B	12,500	435,375
	Media Total		2,034,663
Multiline Retail – 3.0%
	Federated Department Stores, Inc.	13,300	846,412
	J.C. Penney Co., Inc.	18,900	981,288
	May Department Stores Co.	14,900	551,598
	Multiline Retail Total		2,379,298
Specialty Retail – 1.6%
	Limited Brands	25,900	629,370
	Staples, Inc.	20,200	634,886
	Specialty Retail Total		1,264,256
	CONSUMER DISCRETIONARY TOTAL		8,309,753
CONSUMER STAPLES – 7.2%
Beverages – 2.6%
	Diageo PLC, ADR	19,700	1,120,930
	PepsiCo, Inc.	16,918	897,161
	Beverages Total		2,018,091
Household Products – 1.3%
	Kimberly-Clark Corp.	15,400	1,012,242
	Household Products Total		1,012,242
Tobacco – 3.3%
	Altria Group, Inc.	40,100	2,622,139
	Tobacco Total		2,622,139
	CONSUMER STAPLES TOTAL		5,652,472
ENERGY – 14.1%
Energy Equipment & Services – 2.2%
	ENSCO International, Inc.	7,980	300,526
	Halliburton Co.	18,400	795,800
	Nabors Industries Ltd. (a)	7,300	431,722

1

		Shares	Value ($)
Common Stocks – (continued)
ENERGY – (continued)
Energy Equipment & Services – (continued)
	Schlumberger Ltd.	2,800	197,344
	Energy Equipment & Services Total		1,725,392
Oil & Gas – 11.9%
	BP PLC, ADR	8,200	511,680
	ChevronTexaco Corp.	26,000	1,516,060
	ConocoPhillips	8,000	862,720
	EOG Resources, Inc. (a)	8,700	424,038
	Exxon Mobil Corp.	61,000	3,635,600
	Murphy Oil Corp.	3,600	355,428
	Occidental Petroleum Corp.	5,000	355,850
	Royal Dutch Petroleum Co., N.Y. Registered Shares	14,700	882,588
	Williams Companies, Inc.	42,400	797,544
	Oil & Gas Total		9,341,508
	ENERGY TOTAL		11,066,900
FINANCIALS – 24.6%
Capital Markets – 4.6%
	Bank of New York Co., Inc.	30,100	874,405
	Goldman Sachs Group, Inc.	8,600	945,914
	Merrill Lynch & Co., Inc.	32,025	1,812,615
	Capital Markets Total		3,632,934
Commercial Banks – 7.4%
	Marshall & Ilsley Corp.	14,500	605,375
	U.S. Bancorp	46,337	1,335,432
	UnionBanCal Corp.	9,500	581,875
	Wachovia Corp.	39,176	1,994,450
	Wells Fargo & Co.	22,400	1,339,520
	Commercial Banks Total		5,856,652
Diversified Financial Services – 4.4%
	CIT Group, Inc.	17,800	676,400
	Citigroup, Inc.	62,100	2,790,774
	Diversified Financial Services Total		3,467,174
Insurance – 4.7%
	Ace Ltd.	13,100	540,637
	Ambac Financial Group, Inc.	7,700	575,575
	Genworth Financial, Inc., Class A	49,300	1,356,736
	Hartford Financial Services Group, Inc.	13,100	898,136
	St. Paul Travelers Companies, Inc.	9,662	354,885
	Insurance Total		3,725,969

2

		Shares	Value ($)
Common Stocks – (continued)
FINANCIALS – (continued)
Real Estate – 3.5%
	Archstone-Smith Trust, REIT	18,900	644,679
	Equity Office Properties Trust, REIT	47,500	1,431,175
	Host Marriott Corp., REIT (b)	39,700	657,432
	Real Estate Total		2,733,286
	FINANCIALS TOTAL		19,416,015
HEALTH CARE – 4.8%
Health Care Equipment & Supplies – 1.1%
	Baxter International, Inc.	12,600	428,148
	Hospira, Inc. (a)	14,080	454,361
	Health Care Equipment & Supplies Total		882,509
Health Care Providers & Services – 1.7%
	Aetna, Inc.	9,200	689,540
	Medco Health Solutions, Inc. (a)	13,500	669,195
	Health Care Providers & Services Total		1,358,735
Pharmaceuticals – 2.0%
	Abbott Laboratories	15,300	713,286
	Pfizer, Inc.	31,540	828,555
	Pharmaceuticals Total		1,541,841
	HEALTH CARE TOTAL		3,783,085
INDUSTRIALS – 15.0%
Aerospace & Defense – 5.0%
	Goodrich Corp.	21,200	811,748
	Honeywell International, Inc.	20,900	777,689
	Northrop Grumman Corp.	14,500	782,710
	United Technologies Corp.	15,025	1,527,441
	Aerospace & Defense Total		3,899,588
Building Products – 0.6%
	American Standard Companies, Inc.	9,400	436,912
	Building Products Total		436,912
Commercial Services & Supplies – 2.1%
	Cendant Corp.	27,600	566,904
	PHH Corp. (a)	1,380	30,180
	Waste Management, Inc.	37,700	1,087,645
	Commercial Services & Supplies Total		1,684,729
Industrial Conglomerates – 2.8%
	General Electric Co.	62,100	2,239,326
	Industrial Conglomerates Total		2,239,326
Machinery – 2.9%
	Caterpillar, Inc.	6,900	630,936
	Deere & Co.	9,000	604,170

3

		Shares	Value ($)
Common Stocks – (continued)
INDUSTRIALS – (continued)
Machinery – (continued)
	Eaton Corp.	5,600	366,240
	Ingersoll-Rand Co., Ltd., Class A	8,900	708,885
	Machinery Total		2,310,231
Road & Rail – 1.6%
	Burlington Northern Santa Fe Corp.	11,300	609,409
	Union Pacific Corp.	9,100	634,270
	Road & Rail Total		1,243,679
	INDUSTRIALS TOTAL		11,814,465
INFORMATION TECHNOLOGY – 4.8%
Computers & Peripherals – 2.4%
	Hewlett-Packard Co.	27,400	601,156
	International Business Machines Corp.	14,200	1,297,595
	Computers & Peripherals Total		1,898,751
Electronic Equipment & Instruments – 2.0%
	Agilent Technologies, Inc. (a)	39,100	868,020
	Flextronics International Ltd. (a)	54,775	659,491
	Electronic Equipment & Instruments Total		1,527,511
Semiconductors & Semiconductor Equipment – 0.4%
	Fairchild Semiconductor Corp., Class A (a)	22,600	346,458
	Semiconductors & Semiconductor Equipment Total		346,458
	INFORMATION TECHNOLOGY TOTAL		3,772,720
MATERIALS – 7.3%
Chemicals – 3.4%
	Dow Chemical Co.	11,400	568,290
	Eastman Chemical Co.	15,700	926,299
	PPG Industries, Inc.	5,600	400,512
	Rohm and Haas Co.	15,600	748,800
	Chemicals Total		2,643,901
Containers & Packaging – 1.0%
	Bemis Co., Inc.	25,300	787,336
	Containers & Packaging Total		787,336
Metals & Mining – 1.6%
	Alcoa, Inc.	19,200	583,488
	Freeport-McMoRan Copper & Gold, Inc., Class B	17,200	681,292
	Total Metals & Mining		1,264,780
Paper & Forest Products – 1.3%
	International Paper Co.	11,400	419,406

4

		Shares	Value ($)
Common Stocks – (continued)
MATERIALS – (continued)
Paper & Forest Products – (continued)
	Weyerhaeuser Co.	9,400	643,900
	Paper & Forest Products Total		1,063,306
	MATERIALS TOTAL		5,759,323
TELECOMMUNICATION SERVICES – 3.4%
Diversified Telecommunication Services – 3.4%
	BellSouth Corp.	24,400	641,476
	SBC Communications, Inc.	39,699	940,469
	Verizon Communications, Inc.	30,300	1,075,649
	Diversified Telecommunication Services Total		2,657,594
	TELECOMMUNICATION SERVICES TOTAL		2,657,594
UTILITIES – 6.2%
Electric Utilities – 3.8
	Entergy Corp.	8,400	593,544
	Exelon Corp.	25,200	1,156,427
	PG&E Corp.	22,800	777,480
	TXU Corp.	5,600	445,948
	Electric Utilities Total		2,973,399
Multi-Utilities & Unregulated Power – 2.4%
	Dominion Resources, Inc.	11,000	818,730
	Duke Energy Corp.	37,600	1,053,176
	Multi-utilities & Unregulated Power Total		1,871,906
	UTILITIES TOTAL		4,845,285

	Total Common Stocks (cost of $65,050,906)		77,077,632
Investment Management Company – 1.7%
	Nations Cash Reserve, Capital Class Shares (c)	1,320,000	1,320,000
	Total Investment Management Company (cost of $1,320,000)		1,320,000
Convertible Preferred Stocks – 0.3%
	Genworth Financial, Inc.	8,202	263,210

	Total Convertible Preferred Stocks (cost of $214,076)		263,210
Short Term Obligations – 0.5%
	Repurchase agreement with ABN AMRO, Inc. dated 03/31/05, due 04/01/05 at 2.830%, collateralized by U.S. Government Agencies with various maturities to 05/15/29, market value of $111,046 (repurchase proceeds $110,009) (d)	110,000	110,000

5

Repurchase agreement with Wachovia Capital Markets dated 03/31/05, due 04/01/05 at 2.840%, collateralized by U.S. Government Agencies with various maturities to 09/15/09, market value of $133,734 (repurchase proceeds $132,010) (d)	132,000	132,000

Repurchase agreement with Wachovia Capital Markets dated 03/31/05, due 04/01/05 at 2.920%, collateralized by U.S. Government Agencies with various maturities to 03/01/35, market value of $175,729 (repurchase proceeds $173,014) (d)	173,000	173,000

Total Short Term Obligations (cost of $415,000)		415,000

Total Investments – 100.4% (cost of $66,999,982) (e)(f)		79,075,842

Other Assets & Liabilities, Net – (0.4)%		(302,485)

Net Assets – 100.0%		78,773,357

Notes to Investment Portfolio:
*

Security Valuation:

Securities, including futures contracts, traded on a recognized exchange are generally valued at the last sale price on the exchange or market on which such securities are primarily traded. Securities traded on Nasdaq are generally valued at the Nasdaq official closing price. Securities traded only over-the-counter are generally valued at the mean of the latest bid and asked prices. Securities which are primarily traded on foreign securities exchanges are generally valued at the last available sale price on their respective exchanges where primarily traded. Debt securities will generally be valued using prices provided by a pricing service which may employ various indications of value including but not limited to broker-dealer quotations. Certain debt security prices provided by the pricing service may be based on a matrix pricing system, which considers such factors as security prices, yields and maturities on comparable securities.

Restricted securities, securities for which market quotations are not readily available, and certain other assets may be fair valued under procedures adopted by the Board of Trustees. Short-term investments that mature in 60 days or less are valued at amortized cost, which approximates current market value. Investments in other Nations Funds are valued at their net asset value as determined by the Portfolio’s prospectus.

(a)	Non-income producing security.

(b)	All or a portion of this security was on loan at March 31, 2005. The aggregate cost and market value of securities on loan at March 31, 2005 is $415,089 and $404,346, respectively.

(c)	Money market mutual fund registered under the Investment Company Act of 1940, as amended, and advised by Banc of America Capital Management, LLC.

(d)	This amount represents cash collateral received from securities lending activity.

(e)	Cost for federal income tax purposes is $66,584,982.

(f)	Unrealized appreciation and depreciation at March 31, 2005, based on cost of investments for federal income tax purposes was:

	Unrealized	Unrealized	Net Unrealized
	Appreciation	Depreciation	Appreciation

	$12,764,346	$(688,486)	$12,075,860

6

Acronym	Name

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

7

INVESTMENT PORTFOLIO

March 31, 2005 (Unaudited)	Nations Separate Account Trust - Asset Allocation Portfolio

		Shares	Value ($)*

Common Stocks – 64.3%
CONSUMER DISCRETIONARY – 7.8%
Auto Components – 0.5%
	Lear Corp.	2,433	107,928
	Auto Components Total		107,928
Automobiles – 0.3%
	Ford Motor Co.	5,348	60,593
	Automobiles Total		60,593
Hotels, Restaurants & Leisure – 0.3%
	International Game Technology, Inc.	2,334	62,224
	Hotels, Restaurants & Leisure Total		62,224
Household Durables – 0.8%
	Lennar Corp., Class A	941	53,336
	Stanley Works	2,460	111,364
	Household Durables Total		164,700
Leisure Equipment & Products – 0.4%
	Brunswick Corp.	1,697	79,505
	Leisure Equipment & Products Total		79,505
Media – 1.8%
	Clear Channel Communications, Inc. (a)	3,928	135,398
	Dow Jones & Co., Inc.	1,193	44,583
	Time Warner, Inc. (a)	9,049	158,810
	Viacom, Inc., Class B	880	30,650
		Media Total	369,441
Multiline Retail – 1.0%
	J.C. Penney Co., Inc.	2,110	109,551
	Target Corp.	1,858	92,937
	Multiline Retail Total		202,488
Specialty Retail – 2.7%
	AutoZone, Inc. (a)	750	64,275
	Barnes & Noble, Inc. (a)	1,675	57,771
	Home Depot, Inc.	2,351	89,902
	Limited Brands	3,764	91,465
	Sherwin-Williams Co.	2,624	115,430
	Staples, Inc.	2,453	77,098
	TJX Companies, Inc.	2,773	68,299
	Specialty Retail Total		564,240
	CONSUMER DISCRETIONARY TOTAL		1,611,119
CONSUMER STAPLES – 6.0%
Beverages – 1.9%
	Anheuser-Busch Companies, Inc.	1,220	57,816

1

		Shares	Value ($)
Common Stocks – (continued)
CONSUMER STAPLES – (continued)
Beverages – (continued)
	Coca-Cola Co.	1,897	79,048
	Diageo PLC, ADR	1,200	68,280
	Pepsi Bottling Group, Inc.	4,405	122,679
	PepsiCo, Inc.	1,468	77,848
	Beverages Total		405,671
Food & Staples Retailing – 1.3%
	SUPERVALU, Inc.	1,504	50,159
	Wal-Mart Stores, Inc.	4,203	210,612
	Food & Staples Retailing Total		260,771
Food Products – 0.9%
	Kellogg Co.	1,383	59,843
	Sara Lee Corp.	2,637	58,436
	Tyson Foods, Inc., Class A	4,524	75,460
	Food Products Total		193,739
Household Products – 0.9%
	Procter & Gamble Co.	3,412	180,836
	Household Products Total		180,836
Personal Products – 0.2%
	Estee Lauder Companies, Inc., Class A	1,066	47,949
	Personal Products Total		47,949
Tobacco – 0.8%
	Altria Group, Inc.	2,558	167,267
	Tobacco Total		167,267
	CONSUMER STAPLES TOTAL		1,256,233
ENERGY – 4.7%
Oil & Gas – 4.7%
	Anadarko Petroleum Corp.	1,262	96,038
	Apache Corp.	938	57,434
	ChevronTexaco Corp.	2,652	154,638
	ConocoPhillips	1,427	153,888
	Exxon Mobil Corp.	6,588	392,645
	Marathon Oil Corp.	772	36,222
	Newfield Exploration Co. (a)	1,029	76,413
	Oil & Gas Total		967,278
	ENERGY TOTAL		967,278
FINANCIALS – 13.6%
Capital Markets – 2.3%
	Goldman Sachs Group, Inc.	1,175	129,238
	Lehman Brothers Holdings, Inc.	985	92,748

2

		Shares	Value ($)
Common Stocks – (continued)
FINANCIALS – (continued)
Capital Markets – (continued)
	Mellon Financial Corp.	2,018	57,594
	Merrill Lynch & Co., Inc.	2,448	138,557
	State Street Corp.	1,438	62,869
	Capital Markets Total		481,006
Commercial Banks – 3.4%
	City National Corp.	1,447	101,030
	Comerica, Inc.	1,942	106,965
	Marshall & Ilsley Corp.	1,671	69,764
	U.S. Bancorp	4,804	138,451
	Wachovia Corp.	3,671	186,891
	Zions Bancorporation	1,487	102,633
	Commercial Banks Total		705,734
Consumer Finance – 0.9%
	Capital One Financial Corp.	1,106	82,695
	MBNA Corp.	3,867	94,935
	Consumer Finance Total		177,630
Diversified Financial Services – 2.4%
	Citigroup, Inc.	8,146	366,081
	JPMorgan Chase & Co.	3,942	136,393
	Diversified Financial Services Total		502,474
Insurance – 3.3%
	Allstate Corp.	1,756	94,929
	Ambac Financial Group, Inc.	710	53,073
	American International Group, Inc.	3,382	187,397
	Endurance Specialty Holdings Ltd.	1,191	45,067
	Hartford Financial Services Group, Inc.	1,079	73,976
	Lincoln National Corp.	1,371	61,887
	MBIA, Inc.	1,567	81,923
	Prudential Financial, Inc.	1,391	79,843
	Insurance Total		678,095
Thrifts & Mortgage Finance – 1.3%
	Fannie Mae	1,202	65,449
	Freddie Mac	1,297	81,970
	PMI Group, Inc.	1,691	64,275

3

		Shares	Value ($)
Common Stocks – (continued)
FINANCIALS – (continued)
Thrifts & Mortgage Finance – (continued)
	Washington Mutual, Inc.	1,641	64,820
	Thrifts & Mortgage Finance Total		276,514
	FINANCIALS TOTAL		2,821,453
HEALTH CARE – 9.3%
Biotechnology – 0.9%
	Amgen, Inc. (a)	3,201	186,330
	Biotechnology Total		186,330
Health Care Equipment & Supplies – 0.9%
	Medtronic, Inc.	1,945	99,098
	PerkinElmer, Inc.	4,049	83,531
	Health Care Equipment & Supplies Total		182,629
Health Care Providers & Services – 3.0%
	Aetna, Inc.	1,212	90,839
	Cardinal Health, Inc.	1,185	66,123
	Express Scripts, Inc. (a)	1,486	129,564
	Health Net, Inc. (a)	2,370	77,523
	Quest Diagnostics, Inc.	675	70,963
	Triad Hospitals, Inc. (a)	1,029	51,553
	UnitedHealth Group, Inc.	1,499	142,975
	Health Care Providers & Services Total		629,540
Pharmaceuticals – 4.5%
	Abbott Laboratories	1,549	72,214
	Allergan, Inc.	809	56,201
	Eli Lilly & Co.	1,063	55,382
	Johnson & Johnson	4,840	325,055
	Merck & Co., Inc.	1,755	56,809
	Pfizer, Inc.	11,472	301,370
	Schering-Plough Corp.	3,396	61,637
	Pharmaceuticals Total		928,668
	HEALTH CARE TOTAL		1,927,167
INDUSTRIALS – 6.9%
Aerospace & Defense – 1.5%
	Boeing Co.	2,141	125,163
	Lockheed Martin Corp.	811	49,520
	Northrop Grumman Corp.	1,227	66,233
	United Technologies Corp.	708	71,975
	Aerospace & Defense Total		312,891
Air Freight & Logistics – 0.7%
	FedEx Corp.	879	82,582

4

		Shares	Value ($)
Common Stocks – (continued)
INDUSTRIALS – (continued)
Air Freight & Logistics – (continued)
	United Parcel Service, Inc., Class B	801	58,265
	Air Freight & Logistics Total		140,847
Commercial Services & Supplies – 1.4%
	Allied Waste Industries, Inc. (a)	3,079	22,507
	Cendant Corp.	3,484	71,561
	H&R Block, Inc.	1,884	95,293
	ServiceMaster Co.	4,253	57,416
	Waste Management, Inc.	1,472	42,467
	Commercial Services & Supplies Total		289,244
Electrical Equipment – 0.5%
	Cooper Industries Ltd., Class A	1,528	109,283
	Electrical Equipment Total		109,283
Industrial Conglomerates – 2.0%
	General Electric Co.	11,439	412,490
	Industrial Conglomerates Total		412,490
Machinery – 0.8%
	Cummins, Inc.	812	57,124
	Harsco Corp.	1,037	61,816
	Illinois Tool Works, Inc.	637	57,031
	Machinery Total		175,971
	INDUSTRIALS TOTAL		1,440,726
INFORMATION TECHNOLOGY – 10.3%
Communications Equipment – 1.6%
	Cisco Systems, Inc. (a)	8,302	148,523
	Harris Corp.	1,734	56,615
	Motorola, Inc.	2,427	36,332
	QUALCOMM, Inc.	1,287	47,169
	Tellabs, Inc. (a)	7,014	51,202
	Communications Equipment Total		339,841
Computers & Peripherals – 1.9%
	Dell, Inc. (a)	2,245	86,253
	EMC Corp. (a)	3,427	42,221
	Hewlett-Packard Co.	3,067	67,290
	International Business Machines Corp.	2,038	186,232
	Computers & Peripherals Total		381,996
Electronic Equipment & Instruments – 0.6%
	Amphenol Corp., Class A	2,010	74,450
	Ingram Micro, Inc., Class A (a)	2,335	38,925
	Electronic Equipment & Instruments Total		113,375

5

		Shares	Value ($)
Common Stocks – (continued)
INFORMATION TECHNOLOGY – (continued)
IT Services – 1.2%
	Accenture Ltd., Class A (a)	2,459	59,385
	Affiliated Computer Services, Inc., Class A (a)	1,434	76,346
	Computer Sciences Corp. (a)	1,515	69,463
	First Data Corp.	1,220	47,958
	IT Services Total		253,152
Semiconductors & Semiconductor Equipment – 2.5%
	Agere Systems Inc. (a)	8,911	12,742
	Applied Materials, Inc.	4,363	70,899
	Broadcom Corp., Class A (a)	2,476	74,082
	Fairchild Semiconductor Corp., Class A (a)	2,948	45,193
	Intel Corp.	10,188	236,667
	National Semiconductor Corp.	4,233	87,242
	Semiconductors & Semiconductor Equipment Total		526,825
Software – 2.5%
	Citrix Systems, Inc. (a)	1,994	47,497
	Intuit, Inc. (a)	1,081	47,315
	Microsoft Corp.	10,378	250,836
	Quest Software, Inc. (a)	2,558	35,403
	Symantec Corp. (a)	3,564	76,020
	Synopsys, Inc. (a)	3,057	55,332
	Software Total		512,403
	INFORMATION TECHNOLOGY TOTAL		2,127,592
MATERIALS – 1.9%
Chemicals – 0.5%
	PPG Industries, Inc.	940	67,229
	Scotts Co., Class A (a)	644	45,228
	Chemicals Total		112,457
Construction Materials – 0.1%
	Martin Marietta Materials, Inc.	615	34,391
	Construction Materials Total		34,391
Containers & Packaging – 0.7%
	Ball Corp.	2,442	101,294
	Pactiv Corp. (a)	1,654	38,621
	Containers & Packaging Total		139,915
Metals & Mining – 0.3%
	Alcoa, Inc.	1,841	55,948
	Metals & Mining Total		55,948

6

		Shares	Value ($)
Common Stocks – (continued)
MATERIALS – (continued)
Paper & Forest Products – 0.3%
	MeadWestvaco Corp.	1,859	59,153
	Paper & Forest Products Total		59,153
	MATERIALS TOTAL		401,864
TELECOMMUNICATION SERVICES – 2.0%
Diversified Telecommunication Services – 1.6%
	SBC Communications, Inc.	5,022	118,971
	Sprint Corp.	2,175	49,481
	Verizon Communications, Inc.	4,782	169,761
	Diversified Telecommunication Services Total		338,213
Wireless Telecommunication Services – 0.4%
	Nextel Communications, Inc., Class A (a)	2,561	72,784
	Wireless Telecommunication Services Total		72,784
	TELECOMMUNICATION SERVICES TOTAL		410,997
UTILITIES – 1.8%
Electric Utilities – 1.4%
	American Electric Power Co., Inc.	2,497	85,048
	DTE Energy Co.	1,604	72,950
	Entergy Corp.	1,766	124,785
	Electric Utilities Total		282,783
Multi-Utilities & Unregulated Power – 0.4%
	Sempra Energy	2,246	89,481
	Multi-Utilities & Unregulated Power Total		89,481
	UTILITIES TOTAL		372,264
	Total Common Stocks (cost of $11,564,886)		13,336,693

		Par ($)
Government Agencies & Obligations – 5.0%
FOREIGN GOVERNMENT BONDS – 0.8%
Province of Quebec	7.500% 09/15/29	24,000	30,927
Region of Lombardy	5.804% 10/25/32	15,000	15,917
Hellenic Republic of Greece	6.950% 03/04/08	16,000	17,148
Republic of Italy
	2.750% 12/15/06	11,000	10,799
	3.750% 12/14/07	39,000	38,526
United Mexican States
	7.500% 04/08/33	23,000	24,380
	8.375% 01/14/11	26,000	29,588
	FOREIGN GOVERNMENT BONDS TOTAL		167,285

7

		Par ($)	Value ($)
Government Agencies & Obligations – (continued)
U.S. GOVERNMENT AGENCIES & OBLIGATIONS – 4.2%
Federal Home Loan Bank	5.800% 09/02/08	25,000	26,173
Federal Home Loan Mortgage Corp.
	2.875% 10/15/05	13,000	12,963
	6.625% 09/15/09	19,000	20,650
	6.750% 03/15/31	20,000	24,388
U.S. Treasury Bonds	6.250% 08/15/23 (b)	225,000	261,976
U.S. Treasury Inflation Index Note	3.625% 01/15/08	218,359	234,841
U.S. Treasury Notes
	3.250% 01/15/09 (b)	140,000	136,041
	3.875% 05/15/09 (b)	20,000	19,831
	4.250% 11/15/13 (b)	140,000	137,840
	U.S. GOVERNMENT AGENCIES & OBLIGATIONS TOTAL		874,703
	Total Government Agencies & Obligations (cost of $1,042,700)		1,041,988

		Shares
Investment Management Company – 15.6%
	Ishares Russell 1000 Index	5,786	367,237
	Nations Cash Reserves, Capital Class Shares (c)	2,565,000	2,565,000
	SPDR Trust Series 1	2,549	300,680
	Investment Management Company Total (cost of $3,221,331)		3,232,917

		Par ($)
Corporate Fixed-Income Bonds & Notes – 10.0%
BASIC MATERIALS – 0.4%
Chemicals – 0.1%
Eastman Chemical Co.
	3.250% 06/15/08	3,000	2,874
	6.300% 11/15/18	7,000	7,476
E.I. Dupont De Nemours & Co.	3.375% 11/15/07	6,000	5,863
	Chemicals Total		16,213
Forest Products & Paper – 0.2%
Champion International Corp.	7.350% 11/01/25	6,000	6,903
International Paper Co.
	4.250% 01/15/09	18,000	17,755
	5.850% 10/30/12	5,000	5,211
Westvaco Corp.	8.200% 01/15/30	12,000	15,161
	Forest Products & Paper Total		45,030

8

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
BASIC MATERIALS – (continued)
Metals & Mining – 0.1%
Alcan, Inc.
	6.450% 03/15/11	4,000	4,364
	7.250% 03/15/31	4,000	4,841
BHP Billiton Finance USA	4.800% 04/15/13	4,000	3,952
	Metals & Mining Total		13,157
	BASIC MATERIALS TOTAL		74,400
COMMUNICATIONS – 1.2%
Media – 0.5%
Comcast Cable Communications, Inc.	7.125% 06/15/13	9,000	10,012
Knight-Ridder, Inc.	7.125% 06/01/11	5,000	5,589
Rogers Cable, Inc.
	6.250% 06/15/13	1,000	970
TCI Communications, Inc.	9.875% 06/15/22	5,000	7,040
Thomson Corp.	5.250% 08/15/13	9,000	9,123
Time Warner, Inc.
	7.250% 09/01/08	10,000	10,754
	7.625% 04/15/31	17,000	19,971
	9.125% 01/15/13	11,000	13,592
Viacom, Inc.	5.625% 05/01/07	14,000	14,329
Walt Disney Co.	5.500% 12/29/06	6,000	6,118
	Media Total		97,498
Telecommunications – 0.7%
BellSouth Corp.
	5.000% 10/15/06	12,000	12,161
	6.000% 10/15/11	2,000	2,119
BellSouth Telecommunications, Inc.	6.375% 06/01/28	3,000	3,153
British Telecommunications PLC	8.375% 12/15/10	4,000	4,647
Cingular Wireless SV
	8.125% 05/01/12	3,000	3,505
	8.750% 03/01/31	3,000	3,958
Deutsche Telekom International Finance BV	5.250% 07/22/13	21,000	21,060
France Telecom	8.000% 03/01/11	1,000	1,144
SBC Communications, Inc.	5.750% 05/02/06	23,000	23,420
Sprint Capital Corp.
	6.125% 11/15/08	3,000	3,136
	8.750% 03/15/32	13,000	16,866
Telefonos de Mexico SA	4.500% 11/19/08	16,000	15,730
Verizon Global Funding Corp.	7.750% 12/01/30	3,000	3,626
Verizon New England, Inc.	6.500% 09/15/11	20,000	21,412

9

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
COMMUNICATIONS – (continued)
Telecommunication Services – (continued)
Verizon Pennsylvania, Inc.	5.650% 11/15/11	19,000	19,508
	Telecommunication Services Total		155,445
	COMMUNICATIONS TOTAL		252,943
CONSUMER CYCLICAL – 0.8%
Auto Manufacturers – 0.2%
DaimlerChrysler N.A. Holding Corp.	4.050% 06/04/08	20,000	19,423
Ford Motor Co.	7.450% 07/16/31 (b)	28,000	25,328
	Auto Manufacturers Total		44,751
Home Builders – 0.1%
Toll Brothers, Inc.	4.950% 03/15/14	11,000	10,391
	Home Builders Total		10,391
Housewares – 0.2%
Newell Rubbermaid, Inc.	4.000% 05/01/10	35,000	33,606
	Housewares Total		33,606
Retail – 0.3%
Target Corp.
	3.375% 03/01/08	3,000	2,922
	5.375% 06/15/09	9,000	9,285
	5.400% 10/01/08	11,000	11,345
	5.875% 03/01/12	10,000	10,557
Wal-Mart Stores, Inc.	4.000% 01/15/10	50,000	48,663
	Retail Total		82,772
	CONSUMER CYCLICAL TOTAL		171,520
CONSUMER NON-CYCLICAL – 0.6%
Beverages – 0.1%
Anheuser-Busch Companies, Inc.	5.950% 01/15/33	9,000	9,613
	Beverages Total		9,613
Commercial Services – 0.0%
Donnelley & Sons	4.950% 04/01/14	2,000	1,960
	Commercial Services Total		1,960
Cosmetics / Personal Care – 0.0%
Procter & Gamble Co.	4.750% 06/15/07	4,000	4,055
	Cosmetics / Personal Care Total		4,055
Food – 0.4%
Fred Myer, Inc.	7.450% 03/01/08	15,000	16,075
General Mills, Inc.	2.625% 10/24/06	35,000	34,209
Kroger Co.
	6.750% 04/15/12	3,000	3,270
	6.800% 04/01/11	3,000	3,252

10

		Par ($)	Value ($)

Corporate Fixed-Income Bonds & Notes – (continued)
CONSUMER NON-CYCLICAL – (continued)
Food – (continued)
Safeway, Inc.	4.950% 08/16/10	30,000	29,561
Unilever Capital Corp.	6.875% 11/01/05	1,000	1,025
	Food Total		87,392
Healthcare Services – 0.1%
WellPoint Health Networks, Inc.
	6.375% 06/15/06	18,000	18,458
	6.375% 01/15/12	8,000	8,633
	Healthcare Services Total		27,091
Household Products / Wares – 0.0%
Fortune Brands, Inc.	2.875% 12/01/06	6,000	5,890
	Household Products / Wares Total		5,890
	CONSUMER NON-CYCLICAL TOTAL		136,001
ENERGY – 0.7%
Oil & Gas – 0.4%
BP Capital Markets PLC	2.750% 12/29/06	12,000	11,762
Conoco Funding Co.
	5.450% 10/15/06	10,000	10,213
	6.350% 10/15/11	17,000	18,528
Devon Energy Corp.	7.950% 04/15/32	4,000	5,043
Suncor Energy	5.950% 12/01/34	3,000	3,135
USX Corp.	6.650% 02/01/06	15,000	15,325
XTO Energy, Inc.	7.500% 04/15/12	22,000	25,201
	Oil & Gas Total		89,207
Pipelines – 0.3%
Consolidated Natural Gas Co.	5.375% 11/01/06	9,000	9,164
Kinder Morgan Energy Partners	7.300% 08/15/33	35,000	40,210
Teppco Partners LP	7.625% 02/15/12	10,000	11,322
	Pipelines Total		60,696
	ENERGY TOTAL		149,903
FINANCIALS – 5.0%
Banks – 1.1%
Bank of New York Co., Inc.	3.900% 09/01/07	12,000	11,897
HSBC Holdings PLC	7.350% 11/27/32 (d)	4,000	4,855
Key Bank National Association	7.000% 02/01/11	8,000	8,882
Marshall & lsley Corp.	4.375% 08/01/09	40,000	39,587
Mellon Funding Corp.
	4.875% 06/15/07	4,000	4,056
	6.700% 03/01/08	12,000	12,765
National City Bank	4.625% 05/01/13	19,000	18,478
PNC Funding Corp.	5.750% 08/01/06	12,000	12,265

11

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
FINANCIALS – (continued)
Banks – (continued)
Scotland International Finance	4.250% 05/23/13 (d)	10,000	9,538
SouthTrust Bank , Inc.	4.750% 03/01/13	4,000	3,906
Union Planters Corp.	4.375% 12/01/10	20,000	19,449
US Bank NA
	2.850% 11/15/06	14,000	13,740
	6.375% 08/01/11	19,000	20,581
Wachovia Corp.	4.875% 02/15/14	50,000	48,785
		Banks Total	228,784
Diversified Financial Services – 3.2%
American Express Co.
	3.750% 11/20/07	3,000	2,954
	4.750% 06/17/09	13,000	13,088
American General Finance Corp.	2.750% 06/15/08	5,000	4,732
	5.500% 09/12/06	18,000	18,366
Associates Corp.	6.950% 11/01/18	13,000	14,856
Bear Stearns Companies, Inc.
	4.500% 10/28/10	24,000	23,591
	5.700% 01/15/07 (b)	9,000	9,228
Capital One Bank	5.000% 06/15/09	9,000	9,040
Caterpillar Financial Services Corp.
	2.350% 09/15/06	9,000	8,795
	4.500% 06/15/09	20,000	19,863
	5.950% 05/01/06	12,000	12,250
Citigroup Global Markets Holdings, Inc.	6.500% 02/15/08	7,000	7,410
CIT Group, Inc.	7.375% 04/02/07	7,000	7,402
Citigroup, Inc.
	6.000% 02/21/12	8,000	8,516
	5.000% 09/15/14	37,000	36,326
Countrywide Home Loans, Inc.	5.500% 08/01/06	36,000	36,601
Ford Motor Credit Co.	7.375% 02/01/11	1,000	994
John Deere Capital Corp.	3.125% 12/15/05	12,000	11,949
General Electric Capital Corp.
	5.875% 02/15/12	2,000	2,111
	6.750% 03/15/32	34,000	39,247
General Motors Acceptance Corp.
	6.150% 04/05/07	13,000	12,752
	6.875% 09/15/11	5,000	4,524
	8.000% 11/01/31	16,000	13,933
Goldman Sachs Group, Inc.	5.700% 09/01/12	57,000	58,682

12

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
FINANCIALS – (continued)
Diversified Financial Services – (continued)
HSBC Finance Corp.
	5.875% 02/01/09	11,000	11,446
	6.375% 11/27/12	6,000	6,487
	7.200% 07/15/06	12,000	12,465
International Lease Finance Corp.
	3.500% 04/01/09	24,000	22,971
	4.500% 05/01/08	4,000	3,974
JPMorgan Chase Capital XV	5.875% 03/15/35	50,000	48,286
Lehman Brothers Holdings, Inc.
	4.000% 01/22/08	25,000	24,675
	7.000% 02/01/08	11,000	11,737
	7.875% 08/15/10	6,000	6,833
MassMutual Global Funding II	2.550% 07/15/08 (d)	6,000	5,661
Merrill Lynch & Co., Inc.
	2.070% 06/12/06	9,000	8,817
	3.700% 04/21/08	6,000	5,882
	6.000% 02/17/09	12,000	12,552
Morgan Stanley	4.750% 04/01/14	40,000	38,085
National Rural Utilities Cooperative Finance Corp.
	3.250% 10/01/07	8,000	7,772
	5.750% 08/28/09	11,000	11,456
	8.000% 03/01/32	6,000	7,801
Principal Life Global	6.250% 02/15/12 (d)	17,000	18,261
Prudential Funding LLC	6.600% 05/15/08 (d)	21,000	22,266
	Diversified Financial Services Total		664,637
Insurance – 0.1%
Hartford Financial Services Group, Inc.
	2.375% 06/01/06	3,000	2,932
	4.625% 07/15/13	3,000	2,880
Metlife, Inc.	5.375% 12/15/12	6,000	6,129
Nationwide Financial Services	5.900% 07/01/12	2,000	2,099
Prudential Financial, Inc.	4.500% 07/15/13	2,000	1,910
	Insurance Total		15,950
Investment Companies – 0.1%
Credit Suisse First Boston USA, Inc.	4.625% 01/15/08	25,000	25,113
	Investment Companies Total		25,113
Real Estate – 0.0%
ERP Operating LP	5.200% 04/01/13	1,000	996
	Real Estate Total		996

13

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
FINANCIALS – (continued)
Real Estate Investment Trust (REITs) – 0.3%
Health Care Property Investors, Inc.	6.450% 06/25/12	34,000	36,521
Simon Property Group LP	3.750% 01/30/09	17,000	16,316
	Real Estate Investment Trusts (REITs) Total		52,837
Savings & Loans – 0.2%
Washington Mutual, Inc.
	2.400% 11/03/05	5,000	4,962
	4.625% 04/01/14	21,000	19,838
	5.625% 01/15/07	20,000	20,450
	Savings & Loans Total		45,250
	FINANCIALS TOTAL		1,033,567
INDUSTRIALS – 0.4%
Aerospace & Defense – 0.1%
Boeing Co.	5.125% 02/15/13	6,000	6,032
Northrop Grumman Corp.	7.125% 02/15/11	9,000	10,037
Raytheon Co.	5.375% 04/01/13	5,000	5,073
	Aerospace & Defense Total		21,142
Building Materials – 0.0%
Hanson Overseas BV	6.750% 09/15/05	5,000	5,070
	Building Materials Total		5,070
Environmental Control – 0.1%
Waste Management, Inc.	7.375% 08/01/10	10,000	11,145
	Environmental Control Total		11,145
Miscellaneous Manufacturing – 0.0%
General Electric Co.	5.000% 02/01/13	7,000	6,990
	Miscellaneous Manufacturing Total		6,990
Transportation – 0.2%
Burlington Northern Santa Fe Corp.	6.750% 07/15/11	15,000	16,463
Canadian National Railway Co.	6.900% 07/15/28	10,000	11,655
	Transportation Total		28,118
	INDUSTRIALS TOTAL		72,465
TECHNOLOGY – 0.3%
Computers – 0.3%
Hewlett-Packard Co.	5.750% 12/15/06	18,000	18,458
International Business Machines Corp.
	4.875% 10/01/06	33,000	33,441

14

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
TECHNOLOGY – (continued)
Computers – (continued)
	5.875% 11/29/32	19,000	19,811
	Computers Total		71,710
	TECHNOLOGY TOTAL		71,710
UTILITIES – 0.6%
Electric – 0.5%
American Electric Power Co., Inc.	5.250% 06/01/15	13,000	12,882
Con Edison Co.
	6.625% 12/15/05	9,000	9,188
	4.700% 06/15/09	7,000	7,038
Dominion Resources, Inc.	5.000% 03/15/13	3,000	2,956
Energy East Corp.	6.750% 06/15/12	1,000	1,099
Exelon Generation Co. LLC	5.350% 01/15/14	7,000	7,026
NY State Electric & Gas	5.750% 05/01/23	1,000	1,023
NiSource Finance Corp.	5.400% 07/15/14	9,000	9,065
Public Service Electric & Gas Co.	4.000% 11/01/08	5,000	4,908
Scottish Power PLC	4.910% 03/15/10	35,000	35,005
Virginia Electric & Power Co.	5.375% 02/01/07	7,000	7,137
	Electric Total		97,327
Gas – 0.1%
Sempra Energy	4.750% 05/15/09	25,000	24,855
	Gas Total		24,855
	UTILITIES TOTAL		122,182
	Total Corporate Fixed-Income Bonds & Notes (cost of $2,093,862)		2,084,691
Mortgage-Backed Securities – 12.2%
Federal Home Loan Mortgage Corp.
	4.000% 09/15/15	160,000	156,497
	5.500% 03/15/35	300,000	300,375
	6.500% 11/01/32	39,709	41,269
Federal National Mortgage Association
	6.500% 12/01/31–05/01/33	13,524	14,066
	TBA
	5.000% 04/15/20–04/15/35	1,233,000	1,221,063
	6.500% 04/15/35	500,000	518,750
Government National Mortgage Association	5.500% 03/15/35	274,000	276,398
	7.000% 06/15/32	3,087	3,264
	Total Mortgage-Backed Securities (cost of $2,542,243)		2,531,682

15

		Par ($)	Value ($)
Asset-Backed Securities – 4.2%
American Express Credit Account Master Trust	1.690% 01/15/09	10,180	9,917
AmeriCredit Automobile Receivables Trust
	2.070% 08/06/08	52,000	50,989
	5.370% 06/12/08	13,179	13,283
Bank One Auto Securitization Trust	1.820% 09/20/07	27,000	26,698
BMW Vehicle Owner Trust	3.320% 02/25/09	65,000	63,901
Citibank Credit Card Issuance Trust	2.500% 04/07/08	53,000	52,289
Discover Card Master Trust	2.870% 04/15/08 (e)	7,645	7,648
	5.750% 12/15/08	34,000	34,733
Ford Credit Auto Owner Trust
	2.700% 06/15/07	22,000	21,828
	3.540% 11/15/08	155,000	152,601
	3.790% 09/15/06	4,882	4,890
Honda Auto Receivables Owner Trust
	3.000% 05/18/06	318	318
	3.060% 10/21/09	80,000	78,141
Household Automotive Trust	2.310% 04/17/08	67,000	66,426
Long Beach Mortgage Loan Trust	2.930% 03/25/35 (e)	190,000	190,000
Nissan Auto Receivables Owner Trust	2.700% 12/17/07	27,000	26,625
Volkswagen Auto Loan Enhanced Trust	2.270% 10/22/07	70,000	69,308
	Total Asset-Backed Securities (cost of $880,514)		869,595
Commercial Mortgage-Backed Securities – 0.7%
Bear Stearns Commercial Mortgage Securities	4.680% 08/13/39	32,000	31,281
Morgan Stanley Capital	4.970% 12/15/41	73,000	72,702
PNC Mortgage Acceptance Corp.	5.910% 03/12/34	36,736	37,977
	Total Mortgage-Backed Securities (cost of $142,265)		141,960

16

		Par($)	Value ($)*
Short-Term Obligations – 2.8% (f)
	Repurchase agreement with ABN AMRO, Inc. dated 03/31/05, due 04/01/05 at 2.830%, collateralized by U.S. Government Agency securities with various maturities to 05/15/29, market value of $157,484 (repurchase proceeds $156,012)	156,000	156,000

	Repurchase agreement with Wachovia Capital Markets dated 03/31/05, due 04/01/05 at 2.840%, collateralized by U.S. Government Agency securities with various maturities to 09/15/09, market value of $189,457 (repurchase proceeds $187,015)	187,000	187,000

	Repurchase agreement with Wachovia Capital Markets dated 03/31/05, due 04/01/05 at 2.920%, collateralized by U.S. Government Agency securities with various maturities to 03/31/35, market value of $248,864 (repurchase proceeds $245,020)	245,000	245,000

	Total Short-Term Obligations (cost of $588,000)		588,000

	Total Investments – 114.8% (cost of $22,075,801)(g)(h)		23,827,526

	Other Assets & Liabilities, Net – (14.8)%		(3,082,003)

	Net Assets – 100.0%		20,745,523

17

Notes to Investment Portfolio:

*         Security Valuation:
Securities, including futures contracts, traded on a recognized exchange are generally valued at the last sale price on the exchange or market on which such securities are primarily traded. Securities traded on Nasdaq are generally valued at the Nasdaq official closing price. Securities traded only over-the-counter are generally valued at the mean of the latest bid and asked prices. Securities which are primarily traded on foreign securities exchanges are generally valued at the last available sale price on their respective exchanges where primarily traded. Debt securities will generally be valued using prices provided by a pricing service which may employ various indications of value including but not limited to broker-dealer quotations. Certain debt security prices provided by the pricing service may be based on a matrix pricing system, which considers such factors as security prices, yields and maturities on comparable securities. Restricted securities, securities for which market quotations are not readily available, and certain other assets may be fair valued under procedures adopted by the Board of Trustees. Short-term investments that mature in 60 days or less are valued at amortized cost, which approximates current market value. Investments in other Nations Funds are valued at their net asset value as determined by the Portfolio’s prospectus.

Trading in securities on most foreign exchanges and over the counter markets is normally completed before the close of the domestic stock market and may also take place on days when the domestic market is closed. If events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Portfolio’s net assets are calculated, such securities will be valued at fair value in accordance with procedures adopted by the Board of Trustees. Nations Funds has retained an independent fair value pricing service to assist in the fair valuation process for Portfolios that primarily invest in foreign securities.

(a) Non-income producing security.

(b) All or a portion of this security was on loan at March 31, 2005. The aggregate cost and market value of securities on loan at March 31, 2005 is $576,920 and $578,963, respectively.

(c) Money market mutual fund registered under the Investment Company Act of 1940, as amended, and advised by Banc of America Capital Management, LLC.

(d)      Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2005, these securities amounted to $60,581, which represents 0.3% of net assets.

(e) Variable rate security. The interest rate shown reflects the rate as of March 31, 2005.

(f) This amount represents cash collateral received from securities lending activity.

(g) Cost for federal income tax purposes is $22,075,801.

(h) Unrealized appreciation and depreciation at March 31, 2005, based on cost of investments for federal income tax purposes, was:

Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation
$23,239,526	$(21,487,801)	$1,751,725

Acronym	Name
ADR	American Depositary Receipt
TBA	To Be Announced

18

INVESTMENT PORTFOLIO

March 31, 2005 (Unaudited)	Nations Separate Account Trust - High Yield Bond Portfolio

		Par ($)	Value ($)*
Corporate Fixed-Income Bonds & Notes – 72.2%
BASIC MATERIALS – 6.6%
Chemicals – 3.0%
Acetex Corp.	10.875% 08/01/09	553,000	588,945
Equistar Chemicals LP
	7.550% 02/15/26	250,000	240,625
	10.625% 05/01/11	250,000	280,625
Lyondell Chemical Co.
	9.500% 12/15/08	115,000	123,050
	10.500% 06/01/13 (a)	410,000	471,500
Millennium America, Inc.
	7.000% 11/15/06	125,000	126,875
	7.625% 11/15/26	205,000	198,850
Terra Capital, Inc.
	12.875% 10/15/08	350,000	414,750
Witco Corp.	7.750% 04/01/23	510,000	525,300
	Chemicals Total		2,970,520
Forest Products & Paper – 2.5%
Bowater, Inc.	9.000% 08/01/09	35,000	37,625
Georgia-Pacific Corp.
	7.250% 06/01/28	85,000	87,550
	7.375% 12/01/25	155,000	161,975
	7.750% 11/15/29	15,000	16,350
	8.000% 01/15/24	360,000	401,400
	8.875% 02/01/10	155,000	173,019
	8.875% 05/15/31	555,000	668,775
	9.375% 02/01/13	85,000	94,987
Pope and Talbot, Inc.
	8.375% 06/01/13	115,000	120,750
	8.375% 06/01/13	45,000	47,250
Tembec Industries, Inc.
	7.750% 03/15/12	225,000	204,750
	8.500% 02/01/11	75,000	71,063
	8.625% 06/30/09 (a)	400,000	386,000
	Forest Products & Paper Total		2,471,494
Iron/Steel – 1.1%
Algoma Steel, Inc.	11.000% 12/31/09	311,000	338,990
Allegheny Ludlum Corp.	6.950% 12/15/25	300,000	292,500
Allegheny Technologies, Inc.	8.375% 12/15/11	170,000	181,900

			Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
BASIC MATERIALS – (continued)
Iron/Steel – (continued)
United States Steel LLC	10.750% 08/01/08		180,000	207,000
Iron/Steel Total				1,020,390
BASIC MATERIALS TOTAL				6,462,404
COMMUNICATIONS – 13.1%
Advertising – 0.2%
Bear Creek Corp.	9.000% 03/01/13 (b)		145,000	143,550
Advertising Total				143,550
Internet – 0.0%
Globix Corp.	11.000% 05/01/08 (c)(d)		27,058	26,111
Internet Total				26,111
Media – 5.2%
Adelphia Communications Corp.
	9.250% 10/01/02 (e)		15,000	12,638
	9.375% 11/15/09 (e)		170,000	151,300
	10.250% 11/01/06 (e)		235,000	204,450
	10.250% 06/15/11 (e)		335,000	309,037
CanWest Media, Inc.
	7.625% 04/15/13		280,000	295,400
	8.000% 09/15/12 (b)		218,878	230,369
Frontiervision LP Holdings
	11.000% 10/15/06 (e)		70,000	92,400
	11.875% 09/15/07 (e)		45,000	60,525
	11.875% 09/15/07 (e)		215,000	289,175
Hollinger, Inc.
	11.875% 03/01/11 (b)		75,000	75,000
	12.875% 03/01/11 (b)		161,000	177,502
Houghton Mifflin Co.	7.200% 03/15/11		325,000	334,750
Medianews Group, Inc.	6.875% 10/01/13		110,000	107,800
Morris Publishing Group LLC	7.000% 08/01/13		330,000	326,700
Ono Finance PLC	10.500% 05/15/14 (b)	EUR	350,000	500,365
Paxson Communications
	(f) 01/15/09 (12.250% 01/15/06)		505,000	469,650
Quebecor Media, Inc.
	11.125% 07/15/11		315,000	308,700
	13.750% 07/15/11		120,000	132,600

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
COMMUNICATIONS – (continued)
Media – (continued)
Rogers Cablesystems Ltd.	11.000% 12/01/15	35,000	38,150
Shaw Communications, Inc.	7.500% 11/20/13	365,000	326,302
Spanish Broadcasting System, Inc.
	9.625% 11/01/09	155,000	162,362
Sun Media Corp.	7.625% 02/15/13	275,000	286,000
Young Broadcasting, Inc.
	8.500% 12/15/08	45,000	47,138
	10.000% 03/01/11 (a)	70,000	71,575
Ziff Davis Media, Inc., Series B	13.000% 08/12/09 (c)	98,787	105,826
Media Total			5,115,714
Telecommunications – 7.7%
American Tower Escrow Corp.	(g) 08/01/08	70,000	52,500
Colo.Com, Inc.	13.875% 03/15/10 (b)(d)(l)	125,000	—
Dobson Cellular Systems, Inc.
	7.493% 11/01/11 (b)(h)	80,000	82,000
	8.375% 11/01/11 (b)	80,000	81,600
	9.875% 11/01/12 (a)(b)	135,000	137,700
Inmarsat Finance II PLC
	(f) 11/15/12 (10.375% 11/15/08)	460,000	324,300
Intelsat Bermuda Ltd.
	7.794% 01/15/12 (b)(h)	390,000	395,850
	8.250% 01/15/13 (b)	260,000	262,600
Loral Cyberstar, Inc.	10.000% 07/15/06 (e)	81,000	58,320
Lucent Technologies, Inc.
	5.500% 11/15/08	180,000	175,950
	6.450% 03/15/29	360,000	310,500
	6.500% 01/15/28	80,000	68,600
	7.250% 07/15/06 (a)	355,000	362,987
Metro PCS Wireless	7.500% 03/07/06	300,000	300,000
Millicom International Cellular SA	10.000% 12/01/13 (b)	575,000	586,500
PanAmSat Corp.
	9.000% 08/15/14	270,000	284,850
Qwest Capital Funding, Inc.
	7.750% 08/15/06	115,000	116,294
	Series B
	6.950% 06/30/10	350,000	354,501

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
COMMUNICATIONS – (continued)
Telecommunications – (continued)
Qwest Communications International, Inc.
	7.500% 11/01/08	205,000	193,725
	7.500% 02/15/11 (b)	275,000	268,812
Qwest Corp.
	5.625% 11/15/08	10,000	9,925
	7.250% 09/15/25	220,000	205,700
	9.125% 03/15/12 (b)	135,000	146,813
Qwest Services Corp.
	13.500% 12/15/07 (b)	203,000	225,838
	14.000% 12/15/10 (b)	464,000	537,080
	14.500% 12/15/14 (b)	379,000	457,642
Rogers Cartel, Inc.
	9.750% 06/01/16	185,000	218,300
Telcordia Technologies
	10.000% 03/15/13 (b)(k)	405,000	401,962
Triton PCS, Inc.	8.500% 06/01/13	480,000	441,600
TSI Telecommunications	12.750% 02/01/09	155,000	172,825
US Unwired, Inc.
	10.000% 06/15/12	65,000	71,988
US West Communications	8.875% 06/01/31	300,000	301,500
Telecommunication Services Total			7,608,762
COMMUNICATIONS TOTAL			12,894,137
CONSUMER CYCLICAL – 9.6%
Airlines – 1.2%
American Airlines, Inc.	7.377% 05/23/19	49,661	32,839
Delta Air Lines, Inc.
	8.300% 12/15/29 (a)	1,105,000	348,075
	9.750% 05/15/21 (a)	30,000	9,900
	10.000% % 08/15/08 (a)	135,000	59,400
	10.375% 02/01/11	320,000	126,400
	10.375% 12/15/22 (a)	150,000	50,250
Northwest Airlines, Inc.
	8.875% 06/01/06 (a)	170,000	143,650
	9.875% 03/15/07 (a)	165,000	122,925
	10.000% 02/01/09 (a)	470,000	293,750
		Airlines Total	1,187,189

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
CONSUMER CYCLICAL – (continued)
Auto Manufacturers – 0.4%
General Motors Corp.	8.375% 07/15/33 (a)	515,000	440,702
Auto Manufacturers Total			440,702
Auto Parts & Equipment – 2.7%
Arvin Meritor, Inc.	6.625% 06/15/07	70,000	70,350
	8.750% 03/01/12	245,000	254,800
Collins & Aikman Products Co.
	10.750% 12/31/11 (a)	100,000	82,250
	12.875% 08/15/12 (a)(b)	585,000	263,250
Cooper-Standard Automotive, Inc.	7.000% 12/15/12 (a)(b)	170,000	158,100
Dana Corp.	9.000% 08/15/11	280,000	306,737
Goodyear Tire & Rubber Co.
	6.375% 03/15/08 (a)	130,000	128,700
	6.625% 12/01/06 (a)	225,000	229,500
	8.500% 03/15/07 (a)	55,000	56,650
	11.000% 03/01/11 (b)	905,000	1,006,812
Tenneco Automotive, Inc.	10.250% 07/15/13	120,000	133,800
Auto Parts & Equipment Total			2,690,949
Entertainment – 1.3%
Isle of Capri Casinos, Inc.	9.000% 03/15/12	70,000	76,125
Jacobs Entertainment Co.	11.875% 02/01/09	130,000	141,700
	11.875% 02/01/09 (b)	155,000	168,950
LCE Acquisition Corp.
	9.000% 08/01/14 (b)	160,000	159,200
President Casinos	13.000% 09/15/01 (d)(e)	37,000	33,300
Six Flags, Inc.
	9.625% 06/01/14	305,000	281,363
	9.750% 04/15/13 (a)	205,000	191,163
United Artists Theatre Circuit, Inc.	9.300% 07/01/15 (d)	82,334	83,981
Warner Music Group
	7.375% 04/15/14	120,000	123,600
Entertainment Total			1,259,382
Lodging – 2.6%
Gaylord Entertainment Co.	8.000% 11/15/13	85,000	87,975
ITT Corp.
	7.375% 11/15/15	245,000	263,375
	7.750% 11/15/25	50,000	51,500

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
CONSUMER CYCLICAL – (continued)
Mandalay Resort Group	9.500% 08/01/08	50,000	54,625
MGM Mirage	8.375% 02/01/11	310,000	334,800
Park Place Entertainment Corp.
	8.875% 09/15/08	400,000	438,500
	9.375% 02/15/07	835,000	888,231
Trump Atlantic City Associates	11.250% 05/01/06 (e)	410,000	401,800
Lodging Total			2,520,806
Retail – 1.0%
Blockbuster, Inc.	9.000% 09/01/12 (b)	280,000	271,600
Jafra Cosmetics International Inc./Distribuidora Comerical Jaffra SA de CV	10.750% 05/15/11	175,000	201,250
Star Gas Partners LP/Star Gas Finance Co.	10.250% 02/15/13 (a)	415,000	383,875
Toys R Us, Inc.	7.625% 08/01/11 (a)	165,000	155,100
Retail Total			1,011,825
Textiles – 0.4%
INVISTA
	9.250% 05/01/12 (b)	335,000	368,500
Textiles Total			368,500
CONSUMER CYCLICAL TOTAL			9,479,353
CONSUMER NON-CYCLICAL – 8.3%
Agriculture – 1.8%
Commonwealth Brands, Inc.
	9.750% 04/15/08 (b)	365,000	390,550
	10.625% 09/01/08 (b)	200,000	214,000
Dimon, Inc.	7.750% 06/01/13	525,000	588,000
Seminis Vegetable Seeds, Inc.
	10.250% 10/01/13	465,000	548,700
Agriculture Total			1,741,250
Commercial Services – 3.9%
American Color Graphics, Inc.	10.000% 06/15/10	145,000	94,250
Chemed Corp.	8.750% 02/24/11	300,000	326,250
Dollar Financial Group, Inc.
	9.750% 11/15/11	340,000	362,100
Great Lakes Dredge & Dock Corp.	7.750% 12/15/13 (a)	235,000	195,050
Language Line, Inc.
	11.125% 06/15/12	360,000	375,300

			Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
CONSUMER NON-CYCLICAL – (continued)
Commercial Services – (continued)
Phoenix Color Corp.	10.375% 02/01/09		110,000	101,200
Protection One Alarm Monitoring
	7.375% 08/15/05		565,000	567,119
	8.125% 01/15/09		340,000	326,400
Quintiles Transnational Corp.	10.000% 10/01/13		490,000	551,250
Vertis, Inc.	9.750% 04/01/09		130,000	135,850
Vertrue, Inc.	9.250% 04/01/14		310,000	319,300
Williams Scotsman	10.000% 08/15/08		475,000	508,250
Commercial Services Total				3,862,319
Food – 0.9%
Parmalat Finance Corp. BV	6.250% 02/07/05 (e)	EUR	500,000	145,398
Pinnacle Foods Holding Corp.
	8.250% 12/01/13		350,000	299,250
Swift & Co.
	10.125% 10/01/09		70,000	76,825
	12.500% 01/01/10		340,000	383,350
Food Total				904,823
Healthcare Services – 0.8%
Ameripath, Inc.	10.500% 04/01/13		375,000	373,125
HCA, Inc.	8.360% 04/15/24		270,000	295,760
Manor Care, Inc.	7.500% 06/15/06		1	—
National Nephrology Associates, Inc.	9.000% 11/01/11 (b)		115,000	127,506
Healthcare Services Total				796,391
Pharmaceuticals – 0.9%
Warner Chilcott Corp.
	8.750% 02/01/15 (b)		170,000	170,850
	Series B
	5.584% 01/18/12 (k)		409,433	413,322
	Series C
	5.584% 01/18/12 (k)		164,981	166,549
	Series D
	5.584% 01/18/12 (k)		76,217	76,941
Pharmaceuticals Total				827,662
CONSUMER NON-CYCLICAL TOTAL				8,132,445
DIVERSIFIED – 1.6%
Holding Companies Diversified – 1.6%
ESI Tractebel Acquisition Corp.	7.990% 12/30/11		129,000	136,836

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
DIVERSIFIED – (continued)
Holding Companies Diversified – (continued)
Pharma Services Intermediate Holding Corp.	(f) 04/01/14 (11.500% 04/01/09)(b)	2,090,000	1,473,450
Holding Companies Diversified Total			1,610,286
DIVERSIFIED TOTAL			1,610,286
ENERGY – 8.5%
Coal – 0.4%
Foundation PA Coal Co.	7.250% 08/01/14	430,000	436,450
Total Coal			436,450
Energy-Alternate Sources – 0.0%
Salton SEA Funding	7.370% 05/30/05 (d)	11,318	11,380
Total Energy-alternate Sources			11,380
Oil & Gas – 4.0%
El Paso Production Holding Co.	7.750% 06/01/13	845,000	855,562
Evergreen Resources, Inc.	5.875% 03/15/12	440,000	447,479
Exco Resources, Inc.	7.250% 01/15/11	285,000	289,275
Forest Oil Corp.	8.000% 06/15/08	350,000	371,875
Hilcorp Energy LP/Hilcorp Finance Co.	10.500% 09/01/10 (b)	55,000	61,050
Newfield Exploration Co.
	7.625% 03/01/11	25,000	26,875
	8.375% 08/15/12	25,000	27,000
Parker Drilling Co.
	9.625% 10/01/13	160,000	176,800
	10.125% 11/15/09	75,000	78,844
Plains E&P Co.	8.750% 07/01/12	130,000	141,700
Pride International, Inc.
	7.375% 07/15/14	330,000	349,800
Seitel, Inc.	11.750% 07/15/11	35,000	39,375
Stone Energy Corp.	8.250% 12/15/11	350,000	364,875
Venoco, Inc.	8.750% 12/15/11 (b)	185,000	190,550
Vintage Petroleum, Inc.
	7.875% 05/15/11	105,000	111,300
	8.250% 05/01/12	335,000	362,638
Oil & Gas Total			3,894,998
Oil & Gas Equipment & Services – 1.2%
Grant Prideco, Inc.	9.625% 12/01/07	115,000	125,350

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
ENERGY – (continued)
Oil & Gas Equipment & Services – (continued)
Lone Star Technologies	9.000% 06/01/11	265,000	280,900
Petroleum Geo-Services ASA
	8.000% 11/05/06 (a)	203,360	207,681
	10.000% 11/05/10	549,387	616,687
Total Oil & Gas Equipment & Services			1,230,618
Pipelines – 2.9%
ANR Pipeline Co.	7.375% 02/15/24	165,000	170,247
	9.625% 11/01/21	260,000	322,872
Dynegy Holdings, Inc.
	9.160% 07/15/08 (b)(h)	185,000	198,412
	9.875% 07/15/10 (b)	470,000	503,487
	10.125% 07/15/13 (b)	315,000	343,350
El Paso Corp.
	7.000% 05/15/11	280,000	268,800
	7.800% 08/01/31	105,000	98,700
El Paso Natural Gas Co.
	7.500% 11/15/26	20,000	20,615
	7.625% 08/01/10	295,000	309,341
	8.375% 06/15/32	115,000	126,355
Pacific Energy Partners LP/Pacific Energy Finance Corp.	7.125% 06/15/14	115,000	119,025
PG&E Gas Transmission	7.100% 06/01/05	285,000	286,686
Southern Natural Gas Co.	7.350% 02/15/31	45,000	45,963
Pipelines Total			2,813,853
ENERGY TOTAL			8,387,299
FINANCIALS – 8.6%
Banks – 0.4%
Fremont General Corp.	7.875% 03/17/09	355,000	360,325
Banks Total			360,325
Diversified Financial Services – 3.4%
Alamosa Delaware, Inc.
	(f) 07/31/09 (12.000% 07/31/05)	110,000	119,625
	11.000% 07/31/10	68,000	77,350
AMR Real Estate	8.125% 06/01/12	450,000	465,750
Cedar Brakes LLC
	8.500% 02/15/14 (b)	121,965	141,709
	9.875% 09/01/13 (b)	275,535	329,598

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
FINANCIALS – (continued)
Diversified Financial Services – (continued)
Caithness Coso Funding Corp.
	9.050% 12/15/09	95,367	102,043
General Motors Acceptance Corp.
	5.625% 05/15/09	85,000	77,543
	6.750% 12/01/14 (a)	455,000	393,031
	8.000% 11/01/31	150,000	130,626
LaBranche & Co., Inc.
	9.500% 05/15/09	155,000	155,775
	11.000% 05/15/12	315,000	333,900
Rainbow National Services LLC	10.375% 09/01/14 (b)	235,000	262,612
UCAR Finance, Inc.
	10.250% 02/15/12	245,000	262,150
UGS Corp.	10.000 06/01/12 (b)	200,000	221,000
Vanguard Health Holding Co. LLC
	(f) (11.250% 10/01/15)	185,000	123,488
	9.000% 10/01/14	155,000	163,138
Diversified Financial Services Total			3,359,338
Insurance – 1.1%
Crum & Forster Holdings Corp.	10.375% 06/15/13	330,000	369,600
Fairfax Financial Holdings Ltd.
	7.375% 04/15/18 (a)	15,000	13,350
	7.750% 04/26/12	15,000	14,475
	7.750% 07/15/37	260,000	221,000
	8.300% 04/15/26	15,000	13,650
Lumbermens Mutual Casualty.	8.450% 12/01/97 (b)(e)	30,000	909
	9.150% 07/01/26 (b)(e)	645,000	19,543
Provident Cos.	7.250% 03/15/28	140,000	140,521
Unum-Provident Corp.	6.750% 12/15/28	330,000	319,885
Insurance Total			1,112,933
Real Estate – 2.4%
Blum CB Corp.	1.250% 06/15/11	170,000	190,400
CB Richard Ellis Services, Inc. Escrow	9.750% 05/15/10	129,000	145,770
LNR Property Corp.
	Series B
	5.810% 02/03/08 (d)	1,000,000	1,011,250
Riley Mezzanine Corp.	8.060% 02/03/08	1,000,000	1,015,000
Real Estate Total			2,362,420

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
FINANCIALS – (continued)
Real Estate Investment Trust (REIT) – 1.3%
Crescent Real Estate Equities LP	7.500% 09/15/07	5,000	5,163
	9.250% 04/15/09	300,000	325,500
Omega Healthcare Investors, Inc.	7.000% 04/01/14	415,000	415,000
Trustreet Properties, Inc.	7.500% 04/01/15 (b)	515,000	512,425
Real Estate Investment Trust (REIT) Total			1,258,088
FINANCIALS TOTAL			8,453,104
INDUSTRIALS – 9.8%
Aerospace & Defense – 0.8%
BE Aerospace, Inc.
	8.000% 03/01/08	120,000	119,100
	8.500% 10/01/10	105,000	114,450
	8.875% 05/01/11	210,000	212,625
Sequa Corp.
	8.875% 04/01/08	110,000	115,500
	9.000% 08/01/09	185,000	197,950
Aerospace & Defense Total			759,625
Building Materials – 0.9%
Dayton Superior Corp.	10.750% 09/15/08	350,000	343,000
Goodman Global Holding Co, Inc.	5.760% 06/15/12 (b)(h)	75,000	74,250
Interline Brands, Inc.	11.500% 05/15/11	138,000	157,320
MMI Products, Inc.	11.250% 04/15/07	350,000	348,250
Building Materials Total			922,820
Electrical Components & Equipment – 0.5%
Rayovac Corp.	8.500% 10/01/13	455,000	468,650
Electrical Components & Equipment Total			468,650
Electronics – 0.8%
Dresser, Inc.	9.375% 04/15/11	105,000	111,300
Fisher Scientific International, Inc.	8.000% 09/01/13	210,000	228,375
	8.125% 05/01/12	320,000	347,200
Knowles Electronics Holdings, Inc.	13.125% 10/15/09	130,000	133,900
Total Electronics			820,775
Engineering & Construction – 1.0%
J. Ray McDermott SA	11.000% 12/15/13 (b)	282,000	315,840
Shaw Group, Inc.	10.750% 03/15/10 (a)	405,000	439,425
URS Corp.	11.500% 09/15/09	158,000	180,120
Engineering & Construction Total			935,385

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
INDUSTRIALS – (continued)
Environmental Control – 0.4%
Geo Sub Corp.	11.000% 05/15/12	380,000	389,500
Environmental Control Total			389,500
Hand / Machine Tools – 0.2%
Thermadyne Holdings Corp.	9.250% 02/01/14	165,000	158,400
Total Hand / Machine Tools			158,400
Machinery-Construction & Mining – 0.2%
JLG Industries, Inc.	8.250% 05/01/08	200,000	212,000
Machinery-Construction & Mining Total			212,000
Machinery-Diversified – 0.0%
Dresser-Rand Group, Inc.	7.375% 11/01/14 (b)	70,000	70,000
Machinery-Diversified Total			70,000
Metal Fabricate/Hardware – 0.3%
Mueller Group, Inc.
	10.000% 05/01/12	250,000	270,000
Metal Fabricate Hardware Total			270,000
Miscellaneous Manufacturing – 1.0%
Amsted Industry	10.250% 10/15/11 (b)	400,000	436,000
Mark IV Industries, Inc.	7.500% 09/01/07	605,000	583,825
Miscellaneous Manufacturing Total			1,019,825
Packaging & Containers – 3.2%
Consolidated Container Co. LLC
	10.000% 06/15/09	395,000	341,675
Crown European Holdings SA
	9.500% 03/01/11	595,000	653,012
	10.875% 03/01/13	315,000	365,400
Owens-Brockway Glass Container
	8.250% 05/15/13	70,000	74,025
	8.875% 02/15/09	255,000	272,213
Owens-Illinois, Inc.
	7.350% 05/15/08	425,000	436,687
	7.800% 05/15/18	250,000	254,375
	8.100% 05/15/07 (a)	465,000	481,275
Tekni-Plex, Inc.	8.750% 11/15/13 (a)(b)	270,000	255,825
Packaging & Containers Total			3,134,487

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
INDUSTRIALS – (continued)
Transportation – 0.3%
TFM SA de CV
	(f) 11.750% 06/15/09	100,000	100,000
	12.500% 06/15/12	155,000	176,700
	Transportation Total		276,700
Trucking & Leasing – 0.2%
Interpool, Inc.	6.000% 09/01/14	210,000	195,825
	Trucking & Leasing Total		195,825
	INDUSTRIALS TOTAL		9,633,992
TECHNOLOGY – 1.6%
Computers – 0.6%
Activant Solutions, Inc.	9.090% 04/01/10 (a)(b)(h)	150,000	153,000
Electronic Data Systems Corp.
	7.125% 10/15/09	30,000	32,245
Stratus Technologies, Inc.	10.375% 12/01/08	105,000	103,950
Sungard Data Systems, Inc.	13.750% 01/15/09	305,000	267,722
	Computers Total		556,917
Semiconductors – 0.5%
Amkor Technology, Inc.
	7.125% 03/15/11 (a)	35,000	29,488
	7.750% 05/15/13 (a)	45,000	37,800
MagnaChip Semiconductor SA/MagnaChip Semiconductor Finance Co.
	6.260% 12/15/11 (b)(h)	185,000	189,625
	8.000% 12/15/14 (a)(b)	270,000	276,075
	Semiconductors Total		532,988
Software – 0.5%
IPC Acquisition Corp.	11.500% 12/15/09	420,000	462,000
	Software Total		462,000
	TECHNOLOGY TOTAL		1,551,905
UTILITIES – 4.5%
Electric – 4.5%
AES Corp.
	7.750% 03/01/14	315,000	325,237
	9.000% 05/15/15 (b)	775,000	852,500
AES Eastern Energy LP
	9.000% 01/02/17	250,431	287,996
	9.670% 01/02/29	150,000	189,000
Calpine Canada	8.500% 05/01/08 (a)	920,000	653,200

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
UTILITIES – (continued)
Electric – (continued)
Calpine Corp.
	7.625% 04/15/06 (a)	10,000	9,700
	7.750% 04/15/09 (a)	100,000	69,000
	8.500% 07/15/10 (a)(b)	829,000	650,765
	8.750% 07/15/07 (a)	60,000	46,800
Mirant Americas Generation LLC
	(g) 07/17/05(e)(k)	252,551	202,831
	4.816% 01/15/06 (e)	100,000	72,800
	8.300% 05/01/11 (e)	170,000	189,550
	8.500% 10/01/21 (e)	15,000	15,863
	9.125% 05/01/31 (e)	145,000	157,687
NRG Energy, Inc.	8.000% 12/15/13 (b)	388,000	410,310
Reliant Energy, Inc.	9.250% 07/15/10	100,000	107,000
Southern California Edison Co.	8.000% 02/15/07	41,000	43,657
Tiverton Power Associates/Rumford Power Associates	9.000% 07/15/18 (b)	104,304	78,228
Western Resources	7.875% 05/01/07	80,000	85,489
	Electric Total		4,447,613
	UTILITIES TOTAL		4,447,613
	Total Corporate Fixed-Income Bonds & Notes (cost of $67,506,157)		71,052,538

		Shares
Investment Management Company – 13.4%
	Nations Cash Reserves, Capital Class Shares (i)	13,265,000	13,265,000
	Total Investment Management Comapany (cost of $13,265,000)		13,265,000

		Par ($)
Convertible Bonds – 4.7%

COMMUNICATIONS – 1.2%
Internet – 0.2%
At Home Corp.	4.750% 12/15/06 (e)	296,350	41,489
RiverStone Networks, Inc.	3.750% 12/01/06 (b)	210,000	193,200
	Internet Total		234,689
Telecommunications – 1.0%
Ciena Corp.	3.750% 02/01/08	425,000	362,844

		Par ($)	Value ($)
Convertible Bonds – (continued)
COMMUNICATIONS – (continued)
Telecommunication Services – (continued)
Nortel Networks Corp.
	4.250% 09/01/08	615,000	568,875
	Telecommunication Services Total		931,719
	COMMUNICATIONS TOTAL		1,166,408
CONSUMER CYCLICAL – 0.1%
Airlines – 0.1%
Delta Air Lines, Inc.	8.000% 06/03/23 (a)	155,000	62,775
	Airlines Total		62,775
	CONSUMER CYCLICAL TOTAL		62,775
CONSUMER NON-CYCLICAL – 1.5%
Biotechnology – 0.3%
Amgen, Inc.	(g) 03/01/32	445,000	323,738
	Biotechnology Total		323,738
Healthcare Services – 1.2%
Laboratory Corp. of America Holdings	(g) 09/11/21	1,135,000	851,250
Lincare Holdings, Inc.
	3.000% 06/15/33	85,000	89,144
	3.000% 06/15/33	170,000	178,287
	Healthcare Services Total		1,118,681
	CONSUMER NON-CYCLICAL TOTAL		1,442,419
FINANCIALS – 0.2%
Diversified Financial Services – 0.1%
Providian Financial Corp.	3.250% 08/15/05	200,000	199,750
	Diversified Financial Services Total		199,750
Insurance – 0.1%
Loews Corp.	3.125% 09/15/07	55,000	55,412
	Insurance Total		55,412
	FINANCIALS TOTAL		255,162
TECHNOLOGY – 1.7%
Computers – 0.0%
Electronic Data Systems Corp.	3.875% 07/15/23	40,000	39,500
	Computers Total		39,500
Semiconductors – 1.7%
Amkor Technology, Inc.	5.750% 06/01/06 (a)	1,000,000	947,500

		Par ($)	Value ($)
Convertible Bonds – (continued)
TECHNOLOGY – (continued)
Semiconductors – (continued)
LSI Logic Corp.	4.000% 11/01/06 (a)	705,000	695,306
	Semiconductors Total		1,642,806
	TECHNOLOGY TOTAL		1,682,306
	Convertible Bonds Total (cost of $4,604,588)		4,609,070

		Shares
Preferred Stocks – 2.0%
COMMUNICATIONS – 0.8%
Media – 0.4%
	Paxson Communications Corp. (c)	7	47,617
	Quadramed Corp. (d)	18,300	329,400
	Ziff Davis Holdings, Inc. (d)	25	17,313
	Media Total		394,330
Telecommunications – 0.4%
	Haights Cross Communications, Inc. (d)	6,000	333,000
	Neon Communications (d)(l)	3,477	39,116
	Telecommunication Services Total		372,116
	COMMUNICATIONS TOTAL		766,446
FINANCIALS – 1.2%
Insurance – 0.2%
	Conseco, Inc.	5,900	156,350
	Insurance Total		156,350
Real Estate Investment Trust (REIT) – 1.0%
	Sovereign Real Estate Investment Corp. (b)	6,750	1,034,438
	Real Estate Investment Trust (REIT) Total		1,034,438
	FINANCIALS TOTAL		1,190,788
	Total Preferred Stocks (cost of $1,885,866)		1,957,234

		Shares	Value ($)
Common Stocks – 1.4%
BASIC MATERIALS – 0.0%
Forest Products & Paper – 0.0%
	Abitibi-Consolidated, Inc.	8,000	37,040
	Forest Products & Paper Total		37,040
	BASIC MATERIALS TOTAL		37,040
COMMUNICATIONS – 0.7%
Internet – 0.0%
	Globix Corp. (d)	8,787	32,512
	Internet Total		32,512
Media – 0.6%
	UnitedGlobalCom, Inc., Class A	58,601	554,365
	Media Total		554,365
Telecommunications – 0.1%
	Neon Communications (a)(d)(l)	49,296	61,620
	Remote Dynamics, Inc.	1,774	1,845
	Telecommunication Services Total		63,465
	COMMUNICATIONS TOTAL		650,342
CONSUMER CYCLICAL – 0.4%
Auto Components – 0.4%
	Goodyear Tire & Rubber Co.	28,100	375,135
	Auto Components Total		375,135
	CONSUMER CYCLICAL TOTAL		375,135
HEALTH CARE – 0.0%
Health Care Providers and Services – 0.0%
	Fountain View, Inc. (d)	56	896
	Health Care Providers and Services Total		896
	HEALTH CARE TOTAL		896
INDUSTRIALS – 0.2%
Hand / Machine Tools – 0.1%
	Thermadyne Holdings Corp. (d)	16,116	196,454
	Total Hand / Machine Tools		196,454

		Shares	Value ($)
Common Stocks – (continued)
INDUSTRIALS – (continued)
Metal Fabricate/hardware – 0.1%
	ACP Holding Co. (d)	25,603	51,846
	Metal Fabricate Hardware Total		51,846
	INDUSTRIALS TOTAL		248,300
TECHNOLOGY – 0.1%
Software – 0.1%
	Quadramed Corp. (d)	35,026	54,641
	Software Total		54,641
	TECHNOLOGY TOTAL		54,641
	Total Common Stocks (cost of $1,092,982)		1,366,354

		Par ($)
Foreign Bonds and Notes – 1.3%
BASIC MATERIALS – 0.3%
Forest Products & Paper – 0.3%
Smurfit Capital Funding PLC	7.500% 11/20/25	290,000	278,400
	Forest Products & Paper Total		278,400
	BASIC MATERIALS TOTAL		278,400
CONSUMER NON-CYCLICAL – 0.3%
Commercial Services – 0.3%
Rent-Way, Inc.	11.875% 06/15/10	280,000	310,100
	Commercial Services Total		310,100
	CONSUMER NON-CYCLICAL TOTAL		310,100
INDUSTRIALS – 0.7%
Packaging & Containers – 0.7%
Crown Cork & Seal PLC	7.000% 12/15/06	660,000	674,850
	Packaging & Containers Total		674,850
	INDUSTRIAL TOTAL		674,850
	Total Foreign Bonds and Notes (cost of $1,203,194)		1,263,350
Asset-Backed Securities – 0.4%
Gilroy Receivable Asset Trust	10.000% 09/30/14 (d)	401,472	401,472
GT Telecom Racers Trust
	Series A
	(g) 06/30/08 (l)	40,825	—
	Series B
	(g) 06/30/08 (l)	29,175	—
	Total Asset-Backed Securities (cost of $433,552)		401,472

		Units	Value ($)
Warrants (j) – 0.1%
BASIC MATERIALS – 0.1%
Forest Products & Paper – 0.1%
Neenah	Expires 09/13/13 (d)	28,376	57,461
	Forest Products & Paper Total		57,461
	BASIC MATERIALS TOTAL		57,461
COMMUNICATIONS – 0.0%
Media – 0.0%
Ono Finance PLC	Expires 03/16/11 (d)(l)	105	1
Ziff Davis Media, Inc.
	Series E
	Expires 08/12/12 (b)	6,630	663
	Media Total		664
Telecommunications – 0.0%
Colo.Com, Inc.	Expires 03/15/10 (l)	125	—
Haights Cross Communications, Inc.	Expires 12/10/11 (d)(l)	5,880	59
	Series A
	Expires 12/10/11 (d)(l)	9	—
Neon Communications	Expires 12/10/12 (d)(l)	31,905	319
	Expires 12/10/12 (d)(l)	20,868	209
	Telecommunication Services Total		587
	COMMUNICATIONS TOTAL		1,251
	Total Warrants (cost of $56,457)		58,712
Short-Term Obligations – 10.1%
	Repurchase agreement with ABN AMRO, Inc. dated 03/31/05, due 04/01/05 at 2.830%, collateralized by U.S. Government Agencies with various maturities to 05/15/29, market value of $2,564,155 (repurchase proceeds $2,540,200) (m)	2,540,000	2,540,000

	Repurchase agreement with Wachovia Capital Markets dated 03/31/05, due 04/01/05 at 2.840%, collateralized by U.S. Government Agencies with various maturities to 09/15/09, market value of $3,088,048 (repurchase proceeds $3,048,240) (m)	3,048,000	3,048,000

	Repurchase agreement with Wachovia Capital Markets dated 03/31/05, due 04/01/05 at 2.920%, collateralized by U.S. Government Agencies with various maturities to 03/01/35, market value of $4,440,959 (repurchase proceeds $4,372,355) (m)	4,372,000	4,372,000

Total Short-Term Obligations (cost of $9,960,000)	9,960,000

Total Investments – 105.6% (cost of $100,007,796)(n)(o)	103,933,730

Other Assets & Liabilities, Net – (5.6)%	(5,532,685)

Net Assets – 100.0%	98,401,045

Notes to Investment Portfolio:
*	Security Valuation:

Securities, including futures contracts, traded on a recognized exchange are generally valued at the last sale price on the exchange or market on which such securities are primarily traded. Securities traded on Nasdaq are generally valued at the Nasdaq official closing price. Securities traded only over-the-counter are generally valued at the mean of the latest bid and asked prices. Securities which are primarily traded on foreign securities exchanges are generally valued at the last available sale price on their respective exchanges where primarily traded. Debt securities will generally be valued using prices provided by a pricing service which may employ various indications of value including but not limited to broker-dealer quotations. Certain debt security prices provided by the pricing service may be based on a matrix pricing system, which considers such factors as security prices, yields and maturities on comparable securities.

Restricted securities, securities for which market quotations are not readily available, and certain other assets may be fair valued under procedures adopted by the Board of Trustees. Short-term investments that mature in 60 days or less are valued at amortized cost, which approximates current market value. Investments in other Nations Funds are valued at their net asset value as determined by the Portfolio’s prospectus.

Trading in securities on most foreign exchanges and over the counter markets is normally completed before the close of the domestic stock market and may also take place on days when the domestic market is closed. If events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Portfolio’s net assets are calculated, such securities will be valued at fair value in accordance with procedures adopted by the Board of Trustees. Nations Funds has retained an independent fair value pricing service to assist in the fair valuation process for Portfolios that primarily invest in foreign securities.

(a)	All or a portion of this security was on loan at March 31, 2005. The aggregate cost and market value of securities on loan at March 31, 2005 is $10,184,140 and $9,717,033, respectively.

(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2005, these securities amounted to $17,259,315, which represents 17.5% of net assets.

(c)	Pay-in-kind securities.

(d)	Restricted and illiquid security.

(e)	The issuer is in default of certain debt covenants. Income is not being accrued. As of March 31, 2005, the value of this security represents 2.5% of net assets.

(f)	Step bond. Shown parenthetically is the next interest rate to be paid and the date the Fund will begin accruing at this rate.

(g)	Zero coupon bond.

(h)	Variable rate security. The interest rate shown reflects the rate as of March 31, 2005.

(i)	Money market mutual fund registered under the Investment Company Act of 1940, as amended, and advised by Banc of America Capital Management, LLC.

(j)	Non-income producing security.

(k)	Loan participation agreement.

(l)	Fair valued security.

(m)	This amount represents cash collateral received from securities lending activity.

(n)	Cost for federal income tax purposes is $100,007,796.

(o)	Unrealized appreciation and depreciation at March 31, 2005, based on cost of investments for federal income tax purposes was:

Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation

$6,115,091	$(2,189,157)	$3,925,934

Acronym	Name

EUR	Euro Currency

Item 2. Controls and Procedures.

(a)          The registrant’s principal executive officer and principal financial officer, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)         There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Nations Separate Account Trust

By (Signature and Title)	/S/ Christopher L. Wilson
Christopher L. Wilson, President

Date	May 27, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/S/ Christopher L. Wilson
Christopher L. Wilson, President

Date	May 27, 2005

By (Signature and Title)	/S/ J. Kevin Connaughton
J. Kevin Connaughton, Treasurer

Date	May 27, 2005